SPARTAN(REGISTERED TRADEMARK)
CALIFORNIA MUNICIPAL
FUNDS
AND
FIDELITY (REGISTERED TRADEMARK)
CALIFORNIA MUNICIPAL
MONEY MARKET FUND

ANNUAL REPORT

FEBRUARY 29, 2000

CONTENTS

PRESIDENT'S MESSAGE            3   NED JOHNSON ON INVESTING
                                   STRATEGIES

SPARTAN CALIFORNIA MUNICIPAL
INCOME FUND

                               4   PERFORMANCE

                               7   FUND TALK: THE MANAGER'S
                                   OVERVIEW

                               10  INVESTMENT CHANGES

                               11  INVESTMENTS

                               28  FINANCIAL STATEMENTS

SPARTAN CALIFORNIA MUNICIPAL
MONEY MARKET FUND

                               32  PERFORMANCE

                               34  FUND TALK: THE MANAGER'S
                                   OVERVIEW

                               36  INVESTMENT CHANGES

                               37  INVESTMENTS

                               44  FINANCIAL STATEMENTS

FIDELITY CALIFORNIA MUNICIPAL
MONEY MARKET FUND

                               48  PERFORMANCE

                               50  FUND TALK: THE MANAGER'S
                                   OVERVIEW

                               52  INVESTMENT CHANGES

                               53  INVESTMENTS

                               64  FINANCIAL STATEMENTS

NOTES                          68  NOTES TO THE FINANCIAL
                                   STATEMENTS

REPORT OF INDEPENDENT          72  THE AUDITORS' OPINION.
ACCOUNTANTS

PROXY VOTING RESULTS           73

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE
FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-6666 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

PRESIDENT'S MESSAGE

(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

In February, the Dow Jones Industrial Average closed below 10,000 for the first time in 10 months - 16% below its high set in January. A deeper drop was avoided by a rally late in the period. Meanwhile, the technology-focused NASDAQ Index continued its record-setting ascent, while the bellwether 30-year Treasury benefited slightly as a haven from volatile blue chips and the U.S. Treasury's decision to reduce long bond supply.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

SPARTAN CALIFORNIA MUNICIPAL INCOME FUND

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the past five year and past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED FEBRUARY 29,      PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
2000

SPARTAN CA MUNICIPAL INCOME     -2.28%       34.43%        89.25%

LB California Municipal Bond    -2.44%       34.34%        n/a

California Municipal Debt       -4.88%       26.99%        82.64%
Funds Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers California Municipal Bond Index - a market value-weighted index of California investment-grade municipal bonds with maturities of at least one year or more. To measure how the fund's performance stacked up against its peers, you can compare it to the California municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 108 mutual funds. These benchmarks include reinvested dividends and capital gains, if any.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED FEBRUARY 29,      PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
2000

SPARTAN CA MUNICIPAL INCOME     -2.28%       6.10%         6.59%

LB California Municipal Bond    -2.44%       6.08%         n/a

California Municipal Debt       -4.88%       4.87%         6.18%
Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS

             Spartan CA Muni Income      LB Municipal Bond
             00091                       LB015
  1990/02/28      10000.00                    10000.00
  1990/03/31      10022.12                    10003.00
  1990/04/30       9879.25                     9930.58
  1990/05/31      10116.70                    10147.36
  1990/06/30      10209.69                    10236.56
  1990/07/31      10367.45                    10387.04
  1990/08/31      10223.95                    10236.22
  1990/09/30      10264.53                    10242.05
  1990/10/31      10397.16                    10427.84
  1990/11/30      10595.13                    10637.55
  1990/12/31      10635.22                    10683.82
  1991/01/31      10731.79                    10827.20
  1991/02/28      10771.41                    10921.39
  1991/03/31      10783.21                    10925.32
  1991/04/30      10910.37                    11070.63
  1991/05/31      11018.76                    11169.05
  1991/06/30      11021.22                    11157.99
  1991/07/31      11160.14                    11293.90
  1991/08/31      11260.14                    11442.64
  1991/09/30      11380.83                    11591.62
  1991/10/31      11521.36                    11695.94
  1991/11/30      11523.08                    11728.58
  1991/12/31      11715.63                    11980.27
  1992/01/31      11778.73                    12007.59
  1992/02/29      11798.82                    12011.43
  1992/03/31      11792.39                    12015.87
  1992/04/30      11885.72                    12122.81
  1992/05/31      12033.65                    12265.50
  1992/06/30      12221.47                    12471.31
  1992/07/31      12599.96                    12845.20
  1992/08/31      12425.22                    12719.96
  1992/09/30      12488.62                    12803.15
  1992/10/31      12257.13                    12677.30
  1992/11/30      12543.05                    12904.35
  1992/12/31      12736.55                    13036.10
  1993/01/31      12888.58                    13187.71
  1993/02/28      13477.94                    13664.71
  1993/03/31      13318.11                    13520.27
  1993/04/30      13437.58                    13656.69
  1993/05/31      13515.79                    13733.44
  1993/06/30      13733.61                    13962.66
  1993/07/31      13733.59                    13980.95
  1993/08/31      14068.48                    14272.03
  1993/09/30      14246.36                    14434.59
  1993/10/31      14270.68                    14462.45
  1993/11/30      14123.34                    14335.03
  1993/12/31      14447.48                    14637.65
  1994/01/31      14611.01                    14804.81
  1994/02/28      14207.32                    14421.36
  1994/03/31      13480.79                    13834.12
  1994/04/30      13537.41                    13951.44
  1994/05/31      13630.62                    14072.40
  1994/06/30      13491.33                    13986.41
  1994/07/31      13766.29                    14242.79
  1994/08/31      13813.68                    14292.07
  1994/09/30      13601.73                    14082.26
  1994/10/31      13268.03                    13832.16
  1994/11/30      12942.17                    13582.07
  1994/12/31      13164.30                    13881.01
  1995/01/31      13636.03                    14277.73
  1995/02/28      14077.88                    14692.93
  1995/03/31      14222.47                    14861.75
  1995/04/30      14225.17                    14879.29
  1995/05/31      14702.67                    15354.09
  1995/06/30      14511.90                    15220.51
  1995/07/31      14644.59                    15364.80
  1995/08/31      14815.87                    15559.62
  1995/09/30      14947.77                    15658.11
  1995/10/31      15199.40                    15885.78
  1995/11/30      15501.70                    16149.33
  1995/12/31      15688.34                    16304.52
  1996/01/31      15783.84                    16427.62
  1996/02/29      15662.01                    16316.74
  1996/03/31      15422.85                    16108.21
  1996/04/30      15372.39                    16062.62
  1996/05/31      15361.38                    16056.20
  1996/06/30      15564.69                    16231.05
  1996/07/31      15716.47                    16378.75
  1996/08/31      15744.79                    16374.82
  1996/09/30      15962.73                    16604.07
  1996/10/31      16171.09                    16791.86
  1996/11/30      16516.20                    17099.15
  1996/12/31      16434.34                    17027.33
  1997/01/31      16463.78                    17059.52
  1997/02/28      16626.16                    17216.12
  1997/03/31      16388.09                    16986.63
  1997/04/30      16528.70                    17128.81
  1997/05/31      16799.57                    17386.43
  1997/06/30      16983.42                    17571.59
  1997/07/31      17541.79                    18058.33
  1997/08/31      17326.44                    17889.12
  1997/09/30      17555.26                    18101.46
  1997/10/31      17642.22                    18217.85
  1997/11/30      17755.19                    18324.98
  1997/12/31      18046.18                    18592.34
  1998/01/31      18264.70                    18784.21
  1998/02/28      18271.18                    18789.85
  1998/03/31      18227.20                    18806.38
  1998/04/30      18125.32                    18721.56
  1998/05/31      18438.69                    19017.93
  1998/06/30      18481.15                    19092.86
  1998/07/31      18523.74                    19140.78
  1998/08/31      18853.21                    19436.50
  1998/09/30      19151.08                    19678.68
  1998/10/31      19147.48                    19678.29
  1998/11/30      19202.49                    19747.36
  1998/12/31      19229.86                    19797.12
  1999/01/31      19457.81                    20032.51
  1999/02/28      19367.71                    19944.97
  1999/03/31      19425.46                    19972.69
  1999/04/30      19452.20                    20022.43
  1999/05/31      19304.96                    19906.50
  1999/06/30      18996.65                    19619.84
  1999/07/31      19054.58                    19691.26
  1999/08/31      18889.64                    19533.73
  1999/09/30      18913.98                    19541.74
  1999/10/31      18652.27                    19329.90
  1999/11/30      18870.96                    19535.57
  1999/12/31      18692.14                    19390.03
  2000/01/31      18655.87                    19305.69
  2000/02/29      18925.24                    19529.63
IMATRL PRASUN   SHR__CHT 20000229 20000313 102643 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Spartan California Municipal Income Fund on February 28, 1990. As the chart shows, by February 29, 2000, the value of the investment would have grown to $18,925 - an 89.25% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of one year or more - did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $19,530 - a 95.30% increase.

UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the share
price, return and yield of a
fund that invests in bonds will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)

TOTAL RETURN COMPONENTS

                  YEAR ENDED FEBRUARY 29,  YEARS ENDED FEBRUARY 28,                YEAR ENDED FEBRUARY 29,

                  2000                     1999                      1998   1997   1996

Dividend returns  4.46%                    4.73%                     5.23%  5.37%  5.86%

Capital returns   -6.74%                   1.27%                     4.66%  0.79%   5.39%

Total returns     -2.28%                   6.00%                     9.89%  6.16%  11.25%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

DIVIDENDS AND YIELD

PERIODS ENDED FEBRUARY 29,  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR
2000

Dividends per share         4.46(cents)   27.77(cents)   55.45(cents)

Annualized dividend rate    4.90%         4.81%          4.68%

30-day annualized yield     4.96%         -              -

30-day annualized           8.54%         -              -
tax-equivalent yield

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $11.46 over the past one month, $11.58 over the past six months and $11.86 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 41.95% combined effective 2000 federal and state income tax bracket, but does not reflect the payment of the federal alternative minimum tax, if applicable.

SPARTAN CALIFORNIA MUNICIPAL INCOME FUND

FUND TALK: THE MANAGER'S OVERVIEW

MARKET RECAP

At the outset of the 12-month period
ending February 29, 2000, bond
yields across most sectors were close
to their 30-year lows, a reaction to
the long-running financial crises in
Asia and three earlier interest-rate
cuts by the Federal Reserve Board.
In the second quarter of 2000, however,
it quickly became apparent that the
U.S. economy was surging to the
point where the Fed needed to step
back in, this time to slow growth.
Beginning in June, the Fed began to
take back all three of the earlier cuts, and gave every indication that it would continue its hikes. Those expectations caused bond yields across the board to rise. Municipal bonds - generally longer in duration and, therefore, more interest-rate sensitive than other fixed-income sectors, particularly struggled. As interest rates continued to climb, many muni bonds fell to deeply discounted levels, which can create unfavorable tax consequences for their buyers. In return, investors demanded greater yield as compensation, causing the prices of these issues to drop even further. For the 12-month period, the Lehman Brothers Municipal Bond
Index - an index of over 35,000
investment-grade, tax-exempt bonds
- fell 2.08%. Comparatively, less
interest-rate sensitive sectors such as
corporate and mortgage bonds
fared somewhat better. The Lehman
Brothers Corporate Bond Index
returned 0.01%, while the Lehman
Brothers Mortgage-Backed Securities
Index was up 1.82%.

(photograph of Christine Thompson)

An interview with Christine Thompson, Portfolio Manager of Spartan California Municipal Income Fund

Q. HOW DID THE FUND PERFORM, CHRISTINE?

A. During the past year, rising interest rates and continued worries about potential inflation caused the fund to post a negative return, although it significantly outpaced its peers and did better than its benchmark. For the 12-month period that ended February 29, 2000, the fund had a total return of -2.28%. To get a sense of how the fund did relative to its competitors, the California municipal debt funds average returned -4.88% for the same 12-month period, according to Lipper Inc. Additionally, the Lehman Brothers California Municipal Bond Index, which tracks the types of securities in which the fund invests, returned -2.44%.

Q. WHAT HELPED THE FUND BEAT ITS PEERS?

A. The fund's focus on intermediate-maturity bonds was one of the main factors behind its outperformance. Throughout the past 12 months, I emphasized intermediate-maturity bonds - those set to mature within five to 15 years - because, based on Fidelity's quantitative research models, I felt that they offered some of the best values for their given interest-rate sensitivity and their total return potential. That strategy proved to be beneficial and the fund's larger-than-average stake in intermediate bonds worked in its favor when demand from individual investors rose, reflecting the state's very strong income growth. Toward the end of the period, demand and prices were comparatively strong for some of the shorter-term, intermediate-maturity bonds so I sold many to lock in their relatively strong performance and bought more attractively priced longer-term, intermediate-maturity bonds.

Q. WHAT OTHER FACTORS AIDED PERFORMANCE?

A. The fund was helped by its focus on premium coupon bonds, which pay interest rates above face - or par - value. One appealing aspect of premiums was that they were somewhat insulated from unfavorable tax treatment that negatively affected the prices of lower coupon bonds, or "discounts," as rates rose.

Q. WERE THERE ANY DISAPPOINTMENTS?

A. Yes, there were. Health care bonds continued their disappointing run throughout the past 12 months, coming under pressure from a variety of challenges including cutbacks in Medicare payments and ensuing questions about many hospitals' future profitability. With the help of Fidelity's research staff, I continue to carefully monitor the impact these developments will have on hospitals over the long term. My approach is to be very selective, emphasizing high-quality institutions - such as Cedars Sinai - with a proven track record that I believe can do well in today's evolving, more competitive operating environment.

Q. WHICH SECTORS WERE ATTRACTIVE DURING THE PERIOD?

A. The fund had an overweighted position - relative to its benchmark and the California market as a whole - in education bonds, including those backed by California's colleges and universities. They allowed me to diversify the fund away from economically sensitive issues such as general obligation bonds, which depend on sales, property, income and other tax revenue collections. Furthermore, projections call for an increasing number of students to seek advanced degrees over the next several years. Some of the fund's larger holdings in the education sector at the end of the period were bonds issued by Stanford University, Pepperdine University and the University of Southern California. The fund also had a relatively large weighting in electric utility bonds to take advantage of potential debt restructuring activity that I expect to follow California's moves to deregulate the industry. To make the rate structures more competitive, large electric issuers are retiring outstanding debt.

Q. WHAT'S YOUR OUTLOOK FOR THE MUNICIPAL MARKET?

A. At the end of the period, municipals were fairly cheap compared to their Treasury counterparts. To the extent that investors realize and act on that relative cheapness, municipals could gain ground on Treasuries. Of course, the major determinant of the bond market's performance will, as always, be the direction of interest rates. But instead of spending time trying to forecast interest-rate movements, I'll look for attractively priced bonds that I believe will outperform, no matter where interest rates end up.

CHRISTINE THOMPSON ON THE
CALIFORNIA ECONOMY:

"California's economy continued
to expand at a steady and healthy
pace during the past 12 months.
Its per capita income growth
outpaced the national average,
helping to boost the state's retail
and housing industries. Home
sales also continued to rise at a
steady pace. While slowing
somewhat, job growth
continued to be strong.
Above-average income growth and
strong job growth helped push the
state's unemployment rate to a
record low 4.8% in late 1999. One
small exception to all these
favorable trends was that state
exporters did not see much
benefit from rebounding global
economies, although shipments
out of California ports did.

"California bonds have performed
well recently because of strong
demand and moderate supply.
Down the road, however, we
expect supply will pick up as the
need for infrastructure
improvements expands in
response to the state's
expanding population base. As the
state's population grows, so does
the need for additional and
improved transportation, schools,
roads and utilities. To fund these
projects, municipalities and other
issuers will likely increase their
bond market borrowing."

FUND FACTS

GOAL: seeks a high level of
current income, exempt from
federal and California
personal income tax

FUND NUMBER: 091

TRADING SYMBOL: FCTFX

START DATE: July 7, 1984

SIZE: as of February 29,
2000, more than $1.2
billion

MANAGER: Christine Thompson,
since 1998; manager,
various Fidelity and Spartan
municipal income funds;
joined Fidelity in 1985
(checkmark)

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

SPARTAN CALIFORNIA MUNICIPAL INCOME FUND

INVESTMENT CHANGES

TOP FIVE SECTORS AS OF
FEBRUARY 29, 2000

                              % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS  6
                                                      MONTHS AGO

General Obligations            19.8                    24.9

Transportation                 13.7                    11.7

Electric Utilities             12.3                    11.9

Special Tax                    11.6                    8.5

Escrowed/Pre-Refunded          10.1                    10.1

AVERAGE YEARS TO MATURITY AS
OF FEBRUARY 29, 2000

                                                      6 MONTHS AGO

Years                          14.6                    13.6


AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME REMAINING UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS,
WEIGHTED BY DOLLAR AMOUNT.

DURATION AS OF FEBRUARY 29,
2000

                                   6 MONTHS AGO

Years                         7.3   7.3

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

QUALITY DIVERSIFICATION
(MOODY'S RATINGS)

AS OF FEBRUARY 29, 2000
Aaa 56.0%
Aa, A 32.6%
Baa 10.3%
Not Rated 0.6%
Short-term
Investments 0.5%

Row: 1, Col: 1, Value: 56.0
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 32.6
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 10.3
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.6000000000000001
Row: 1, Col: 8, Value: 0.5

AS OF AUGUST 31, 1999
Aaa 50.8%
Aa, A 34.7%
Baa 10.6%
Not Rated 2.2%
Short-term
Investments 1.7%

Row: 1, Col: 1, Value: 50.8
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 34.7
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 10.6
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 2.2
Row: 1, Col: 8, Value: 1.7
WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P (registered trademark) RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

SPARTAN CALIFORNIA MUNICIPAL INCOME FUND

INVESTMENTS FEBRUARY 29, 2000

Showing Percentage of Net Assets



MUNICIPAL BONDS - 98.2%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

CALIFORNIA - 95.9%

Alameda Corridor Trans. Auth.
Rev. Sr. Lien Series A:

4.75% 10/1/25 (MBIA Insured)      Aaa       $ 5,000                              $ 4,109

5% 10/1/29 (MBIA Insured)         Aaa        1,000                                852

5.25% 10/1/21 (MBIA Insured)      Aaa        7,475                                6,793

Alameda County Ctfs. of Prtn.     Aaa        2,000                                2,021
Rfdg. (Santa Rita Jail
Proj.) 5.7% 12/1/14 (MBIA
Insured)

Brea Olinda Unified School        Aaa        1,095                                1,138
District Series A, 6% 8/1/15
(FGIC Insured)

Buena Park Cmnty. Redev.          BBB+       3,500                                3,667
Agcy. Tax Allocation Rfdg.
(Central Bus. District
Proj.) Series A, 7.1% 9/1/14

Burbank Redev. Agy. Rfdg.:

(City Ctr. Redev. Proj.)          Aaa        4,000                                3,758
Series A, 5% 12/1/15 (FSA
Insured)

(Golden State Redev. Proj.)       Baa1       4,655                                4,724
Series A, 5.75% 12/1/08

Cabrillo Unified School           Aaa        2,150                                1,243
District  (Cap.
Appreciation) Series A, 0%
8/1/10 (AMBAC Insured)

California Dept. of Wtr.
Resources Central Valley
Proj. Rev. (Wtr. Sys. Proj.):

Series J1, 7% 12/1/12             Aa2        1,000                                1,160

Series J2, 5.9% 12/1/05           Aa2        6,400                                6,801

Series S, 5% 12/1/19              Aa2        3,160                                2,807

California Ed. Facilities
Auth. Rev.:

(California Student Ln.           Aaa        4,900                                4,889
Prog.) Series A, 6% 3/1/16
(MBIA Insured) (d)

(Cap. Appreciation) (Loyola       Aaa        3,545                                2,428
Marymount Proj.) 0% 10/1/07
(MBIA Insured)

(Pepperdine Univ. Proj.)
Series A:

5% 11/1/18                        A1         1,770                                1,555

5% 11/1/29                        A1         2,500                                2,092

(Scripps College Proj.)           A1         6,000                                5,146
5.125% 2/1/30

(Stanford Univ. Proj.) Series     Aaa        32,475                               28,941
N, 5.2% 12/1/27

(Univ. of San Diego Proj.) 5%     Aaa        5,000                                4,265
10/1/28 (AMBAC Insured)

(Univ. of Southern California     Aa2        5,000                                4,665
Proj.) 5.5% 10/1/27

Rfdg.:

(Chapman Univ. Proj.) 5.375%      AAA        2,000                                1,908
10/1/16 (AMBAC Insured)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

California Ed. Facilities
Auth. Rev.: - continued

Rfdg.:

(Claremont McKenna College
Proj.):

5% 11/1/29                        Aa1       $ 5,000                              $ 4,257

5.1% 11/1/17                      Aa1        1,000                                915

(Santa Clara Univ. Proj.):

5.25% 9/1/16 (AMBAC Insured)      Aaa        1,650                                1,586

5.25% 9/1/17 (AMBAC Insured)      Aaa        1,000                                941

5.25% 9/1/19 (AMBAC Insured)      Aaa        3,930                                3,638

5.25% 9/1/26                      A1         7,910                                7,121

(Stanford Univ. Proj.) Series     Aaa        11,000                               9,620
O, 5.125% 1/1/31

(Univ. of Southern California
Proj.):

Series A, 5.7% 10/1/15            Aa2        5,675                                5,722

Series C, 5.125% 10/1/28          Aa2        7,725                                6,764

California Franchise Tax          A1         1,825                                1,890
Board Ctfs. of Prtn. Rfdg.
5.5% 10/1/06

California Gen. Oblig.:

Bonds 3.6%, tender 6/1/01 (d)     Aa3        25,000                               24,715

Rfdg.:

4.75% 2/1/19 (FGIC Insured)       Aaa        2,000                                1,709

5.75% 2/1/11 (FGIC Insured)       Aaa        6,500                                6,808

4.5% 12/1/24 (FGIC Insured)       Aaa        5,000                                3,954

5% 10/1/18                        Aa3        5,000                                4,482

5% 10/1/23                        Aa3        8,000                                6,952

5.25% 10/1/14                     Aa3        3,000                                2,933

5.25% 10/1/17                     Aa3        1,500                                1,416

6.4% 2/1/05                       Aa3        3,375                                3,617

6.6% 2/1/09                       Aa3        3,000                                3,315

6.6% 2/1/10                       Aa3        4,000                                4,447

6.75% 3/1/07                      Aa3        2,300                                2,547

6.75% 8/1/10                      Aa3        5,675                                6,402

7% 10/1/10                        Aa3        6,695                                7,699

California Health Facilities
Fing. Auth. Rev.:

(Cedars-Sinai Med. Ctr.
Proj.) Series A:

6.125% 12/1/30                    A2         6,700                                6,375

6.25% 12/1/34                     A2         15,000                               14,505

(Gould Med. Foundation Proj.)     AA-        4,500                                4,600
Series A, 7.3% 4/1/20
(Escrowed to Maturity) (e)

(Kaiser Permante Proj.)           Aaa        4,720                                4,462
Series A, 5.55% 8/15/25
(MBIA Insured)

(Summit Med. Ctr. Proj.)          Aaa        2,400                                2,484
Series A, 5.5% 5/1/05 (FSA
Insured)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

California Health Facilities
Fing. Auth. Rev.: - continued

Rfdg.:

(Catholic Health Care West
Proj.) Series A:

4.5% 7/1/00                       Baa1      $ 3,000                              $ 3,002

4.5% 7/1/02                       Baa1       7,065                                6,827

4.5% 7/1/03                       Baa1       1,210                                1,150

4.5% 7/1/04                       Baa1       1,500                                1,401

5% 7/1/01                         Baa1       3,615                                3,573

(Children's Hosp. Proj.):

6% 7/1/03 (MBIA Insured)          Aaa        1,200                                1,252

6% 7/1/06 (MBIA Insured)          Aaa        1,500                                1,591

California Hsg. Fin. Agcy.        Aaa        1,135                                1,117
Home Mtg. Rev.  Series L,
5.7% 8/1/25 (MBIA Insured)
(d)

California Hsg. Fin. Agcy.
Rev.:

(Cap. Appreciation) (Home
Mtg. Prog.):

Series 1983 A, 0% 2/1/15          Aa2        8,187                                2,031

Series 1983 B, 0% 8/1/15          Aa2        170                                  36

Series C, 0% 8/1/21 (d)           Aa2        995                                  194

(Home Mtg. Prog.):

Series C, 7.6% 8/1/30 (d)         Aa2        2,580                                2,622

Series I, 4.95% 8/1/28 (MBIA      Aaa        2,880                                2,853
Insured) (d)

Series J, 4.85% 8/1/27 (MBIA      Aaa        3,465                                3,365
Insured) (d)

California Poll. Cont. Fing.
Auth. Rev.:

(Gen. Motors Corp. Proj.)         A3         1,500                                1,503
5.5% 4/1/08

Rfdg. (San Diego Gas & Elec.      A2         4,000                                4,099
Co. Proj.)  Series A, 5.9%
6/1/14

California Pub. Cap. Impt.        Aaa        8,775                                8,862
Fin. Auth. Rev. (A Joint
Powers Agcy. Proj.) Series
B, 8.1% 3/1/18 (MBIA Insured)

California Pub. Works Board
Lease Rev.:

(California Cmnty. College        A1         2,000                                2,090
Projs.) Series A, 5.875%
10/1/08

(Dept. of Corrections, Madera
State Prison Proj.) Series E:

5.5% 6/1/15                       A1         8,250                                8,180

5.5% 6/1/19                       A1         3,000                                2,842

6% 6/1/07                         A1         2,090                                2,217

(Dept. of Corrections,            Aaa        4,000                                3,908
Susanville State Prison
Proj.) Series D, 5.25%
6/1/15 (FSA Insured)

(Substance Abuse Treatment        Aaa        3,000                                3,004
Facilities  Corcoran II
Proj.) Series A, 5.5% 1/1/14
(AMBAC Insured)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

California Pub. Works Board
Lease Rev.: - continued

(Various California State
Univ. Projs.):

Series A:

6.1% 10/1/06                      A1        $ 1,210                              $ 1,290

6.5% 9/1/04                       A          1,090                                1,164

Series B:

5.5% 6/1/14                       Aa3        2,750                                2,751

5.5% 6/1/19                       Aa3        2,000                                1,922

5.55% 6/1/10                      Aa3        2,195                                2,274

6.4% 12/1/09                      Aa3        3,700                                4,076

Series C, 5.125% 9/1/22           Aaa        10,000                               8,911
(AMBAC Insured)

Rfdg.:

(California Cmnty. Colleges       A1         4,450                                4,133
Proj.) Series A, 5.25%
12/1/16

(Dept. of Corrections,
Monterey County State Prison
Proj.) Series D:

5.375% 11/1/11                    A1         2,500                                2,506

5.375% 11/1/12                    A1         1,250                                1,247

5.375% 11/1/13                    A1         5,055                                4,993

5.375% 11/1/14                    A1         5,000                                4,892

(Library & Courts Annex           A1         1,290                                1,324
Proj.) Series A, 5.5% 5/1/09

California Statewide Cmntys.
Dev. Auth. Rev. Ctfs. of
Prtn.:

(Sisters Charity Leavenworth      Aa3        1,315                                1,176
Proj.) 5% 12/1/14

Rfdg.:

(Children's Hosp. Proj.) 6%       Aaa        2,470                                2,603
6/1/13  (MBIA Insured)

(Saint Joseph Health Sys.
Proj.):

5.25% 7/1/08                      Aa3        2,710                                2,669

5.5% 7/1/07                       Aa3        1,425                                1,435

5.5% 7/1/14                       Aa3        4,500                                4,247

5.5% 7/1/23                       Aa3        3,000                                2,671

(Triad Health Care Hosp.          AA-        5,000                                5,226
Proj.) 6.25% 8/1/06
(Escrowed to Maturity) (e)

5.616% 7/1/13 (MBIA Insured)      Aaa        10,000                               10,026

California Univ. Rev. Series      Aaa        3,000                                2,960
1999 A, 5.875% 11/1/30 (FGIC
Insured)

Campbell Gen. Oblig. Ctfs. of     A2         4,965                                4,958
Prtn. Rfdg.  (Civic Ctr.
Proj.) 6% 10/1/18

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

Carson Redev. Agcy. Rfdg.:

(Area #1 Redev. Proj.):

6.375% 10/1/12                    Baa1      $ 3,965                              $ 4,068

6.375% 10/1/16                    Baa1       2,000                                2,020

(Area #2 Redev. Proj.) 5.5%       Baa2       100                                  102
10/1/02

Castaic Lake Wtr. Agcy. Ctfs.
of Prtn. Rfdg.  (Wtr. Sys.
Impt. Proj.) Series A:

7% 8/1/11 (MBIA Insured)          Aaa        1,500                                1,723

7% 8/1/12 (MBIA Insured)          Aaa        1,000                                1,157

7% 8/1/13 (MBIA Insured)          Aaa        4,740                                5,495

7.25% 8/1/07 (MBIA Insured)       Aaa        1,755                                2,006

Central Coast Wtr. Auth. Rev.     Aaa        1,420                                1,239
Rfdg. (State Wtr. Reg'l.
Facilities Proj.) Series A,
5% 10/1/22 (AMBAC Insured)

Central Valley Fing. Auth.
Cogeneration Proj. Rev.
(Carson Ice Gen. Proj.):

5.5% 7/1/01                       BBB-       1,400                                1,412

6% 7/1/09                         BBB-       4,800                                4,811

Coalinga Gen. Oblig. Ctfs. of     A-         3,505                                3,579
Prtn. 7% 4/1/10

Contra Costa County Ctfs. of
Prtn. (Cap. Appreciation)
(Merrithew Mem. Hosp. Proj.):

0% 11/1/13 (Escrowed to           Aaa        6,805                                3,137
Maturity) (e)

0% 11/1/14 (Escrowed to           Aaa        3,000                                1,286
Maturity) (e)

Contra Costa Wtr. District        Aaa        2,000                                2,029
Wtr. Rev. Series G, 5.75%
10/1/14 (MBIA Insured)

Desert Hosp. District Hosp.       Aaa        13,000                               13,762
Rev. Ctfs. of Prtn. 6.392%
7/28/20 (FSA Insured)
(Pre-Refunded to 7/23/02 @
102) (e)

Duarte Ctfs. of Prtn. Rfdg.
Series A:

4.625% 4/1/07                     Baa2       890                                  810

5% 4/1/11                         Baa2       2,000                                1,756

5% 4/1/12                         Baa2       4,210                                3,650

5% 4/1/13                         Baa2       1,830                                1,531

5.25% 4/1/08                      Baa2       2,650                                2,482

5.25% 4/1/09                      Baa2       1,600                                1,479

Eastern Muni. Wtr. District       Aaa        3,600                                4,081
Wtr.&Swr. Rev. Ctfs. of
Prtn. 6.75% 7/1/12 (FGIC
Insured)

Elk Grove Unified School          Aaa        4,000                                4,349
District Spl. Tax Rfdg.
(Cmnty. Facilities District
#1 Proj.) 6.5% 12/1/24
(AMBAC Insured)

Encinitas Union School
District (Cap. Appreciation):

0% 8/1/03 (MBIA Insured)          Aaa        1,750                                1,498

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

Encinitas Union School
District (Cap.
Appreciation): - continued

0% 8/1/04 (MBIA Insured)          Aaa       $ 1,750                              $ 1,420

0% 8/1/10 (MBIA Insured)          Aaa        1,000                                578

Eureka Unified School             Aaa        660                                  687
District Ctfs. of Prtn.
(Cap. Appreciation) Series
A, 6.9% 9/1/27 (FSA Insured)

Fairfield-Suisun Swr.
District Swr. Rev. Rfdg.
(Cap. Appreciation) Series A:

0% 5/1/07 (MBIA Insured)          Aaa        1,635                                1,144

0% 5/1/08 (MBIA Insured)          Aaa        2,085                                1,374

0% 5/1/09 (MBIA Insured)          Aaa        2,080                                1,294

Foothill/Eastern Trans.
Corridor Agcy. Toll Road
Rev. (Cap. Appreciation) Sr.
Lien Series A:

0% 1/1/04 (Escrowed to            Aaa        1,600                                1,321
Maturity) (e)

0% 1/1/05 (Escrowed to            Aaa        1,000                                781
Maturity) (e)

0% 1/1/08 (Escrowed to            Aaa        2,000                                1,627
Maturity) (b)(e)

Foster City Pub. Fing. Auth.
Rev. (Foster City Cmnty.
Dev. Ln. Prog.) Series A:

5.5% 9/1/09                       A-         370                                  370

5.8% 9/1/16                       A-         1,000                                962

6% 9/1/06                         A-         1,355                                1,396

6% 9/1/07                         A-         1,440                                1,475

6% 9/1/13                         A-         1,925                                1,935

Fremont Unifed School             Aaa        1,000                                614
District Alameda County
(Cap. Appreciation) Series
F, 0% 8/1/09 (MBIA Insured)

Glendale Elec. Rev. 6% 2/1/30     AAA        12,245                               12,297
(MBIA Insured)

La Quinta Redev. Agcy. Tax.
Allocation Rfdg. (Area #1
Redev. Proj.):

7.3% 9/1/06 (MBIA Insured)        Aaa        620                                  704

7.3% 9/1/11 (MBIA Insured)        Aaa        555                                  652

Local Govt. Fin. Auth. Rev.
(Cap. Appreciation) (Oakland
Central District Proj.):

0% 9/1/08 (MBIA Insured)          Aaa        3,710                                2,404

0% 9/1/09 (MBIA Insured)          Aaa        3,565                                2,179

Long Beach Hbr. Rev.:

Rfdg. Series A:

5% 5/15/03 (FGIC Insured) (d)     Aaa        1,900                                1,924

5.5% 5/15/08 (FGIC Insured)       Aaa        8,780                                9,037
(d)

6% 5/15/09 (FGIC Insured) (d)     Aaa        3,000                                3,183

6% 5/15/10 (FGIC Insured) (d)     Aaa        1,000                                1,060

5.125% 5/15/13 (d)                Aa3        12,450                               12,011

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

Long Beach Hbr. Rev.: -
continued

5.5% 5/15/11 (MBIA Insured)       Aaa       $ 700                                $ 707
(d)

5.5% 5/15/15 (MBIA Insured)       Aaa        3,710                                3,634
(d)

5.75% 5/15/07 (MBIA Insured)      Aaa        3,845                                4,031
(d)

6% 5/15/06 (MBIA Insured) (d)     Aaa        3,525                                3,737

Los Angeles County Ctfs. of
Prtn.  (Cap. Appreciation):

(Correctional Facilities
Proj.):

0% 9/1/10 (MBIA Insured)          Aaa        3,770                                2,113
(Escrowed to Maturity) (e)

0% 9/1/11 (MBIA Insured)          Aaa        6,400                                3,384
(Escrowed to Maturity) (e)

(Disney Parking Proj.):

0% 3/1/10                         A3         2,000                                1,126

0% 3/1/11                         A3         1,950                                1,023

0% 3/1/12                         A3         2,180                                1,068

0% 3/1/13                         A3         6,490                                2,957

0% 3/1/18                         A3         3,000                                940

0% 3/1/19                         A3         3,175                                924

0% 3/1/20                         A3         1,000                                271

Los Angeles County Metro.
Trans. Auth. Sales Tax Rev.:

(Proposition A Proj.) First       Aaa        1,585                                1,684
Tier Sr. Series A, 5.9%
7/1/14 (MBIA Insured)
(Pre-Refunded to 7/1/06 @
101) (e)

Rfdg. (Proposition A Proj.)       Aaa        3,310                                2,884
First Tier Sr.  Series C,
4.75% 7/1/17 (AMBAC Insured)

Los Angeles County Pub. Works     Aa3        6,000                                5,343
Fing. Auth. Rev. (Reg'l.
Park & Open Space District
Proj.)) Series A, 5% 10/1/19

Los Angeles Dept. Arpts. Rev.     Aaa        1,000                                1,013
(Los Angeles  Int'l. Arpt.
Proj.) Series D, 5.625%
5/15/12 (FGIC Insured) (d)

Los Angeles Dept. Wtr. & Pwr.
Elec. Plant Rev.:

Rfdg.:

Second Issue:

4.75% 11/15/19 (MBIA Insured)     Aaa        4,000                                3,471

5.25% 11/15/26 (MBIA Insured)     Aaa        17,760                               16,040

5.4% 11/15/31 (MBIA Insured)      Aaa        4,000                                3,625

4.75% 8/15/12 (FGIC Insured)      Aaa        6,035                                5,743

4.75% 8/15/16 (FGIC Insured)      Aaa        2,700                                2,396

6.375% 2/1/20                     Aa3        1,000                                1,027

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

Los Angeles Dept. Wtr. & Pwr.
Elec. Plant Rev.: - continued

Second Issue:

4.75% 10/15/20                    Aa3       $ 1,800                              $ 1,520

6.75% 10/15/04 (AMBAC Insured)    Aaa        2,400                                2,613

9% 10/15/01                       Aa3        110                                  118

Los Angeles Dept. Wtr. & Pwr.
Wtrwks. Rev.:

Rfdg.:

5.5% 10/15/10                     Aa3        2,630                                2,710

5.5% 10/15/11 (MBIA Insured)      Aaa        3,670                                3,748

6.1% 10/15/39 (FGIC Insured)      Aaa        6,000                                6,042

Los Angeles Gen. Oblig. Ctfs.
of Prtn.:

(Dept. Pub. Social Svcs.          Aaa        3,700                                3,478
Proj.) Series A, 5.5% 8/1/24
(AMBAC Insured)

7.3% 4/1/20                       -          3,000                                3,068

Los Angeles Hbr. Dept. Rev.:

Series B:

5% 8/1/03 (d)                     Aa3        2,500                                2,534

5.25% 11/1/06 (d)                 Aa3        7,380                                7,541

5.25% 11/1/07 (d)                 Aa3        4,290                                4,374

5.25% 11/1/10 (d)                 Aa3        9,105                                9,124

5.25% 11/1/11 (d)                 Aa3        7,095                                7,043

5.3% 8/1/06 (d)                   Aa3        2,000                                2,048

5.5% 8/1/08 (d)                   Aa3        1,505                                1,550

7.6% 10/1/18 (Escrowed to         AAA        14,810                               18,085
Maturity) (e)

Los Angeles Unified School        Aaa        1,200                                1,270
District Series A, 6% 7/1/14
(FGIC Insured)

Los Angeles Wastewtr. Sys.        Aaa        3,000                                2,566
Rev. 5% 6/1/28 (FGIC Insured)

M-S-R Pub. Pwr. Agcy. San         Aaa        2,500                                2,746
Juan Proj. Rev. Rfdg. Series
D, 6.75% 7/1/20 (MBIA
Insured) (Escrowed to
Maturity) (e)

Madera County Ctfs. of Prtn.      Aaa        1,480                                1,576
(Valley Children's Hosp.
Proj.) 6.25% 3/15/05 (MBIA
Insured)

Manhattan Beach Unified           Aaa        975                                  596
School District  (Cap.
Appreciation) Series A, 0%
9/1/09 (FGIC Insured)

Metro. Wtr. District Southern
California Wtrwks. Rev.:

Rfdg. Series A, 4.75% 7/1/22      Aa2        10,000                               8,323

Series A:

5% 7/1/26                         Aa2        5,050                                4,345

5% 7/1/30 (MBIA Insured)          Aaa        7,500                                6,399

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

Metro. Wtr. District Southern
California Wtrwks. Rev.: -
continued

5.95% 8/5/22 (Pre-Refunded to     Aa2       $ 2,600                              $ 2,731
2/7/03  @ 102) (e)

Modesto Pub. Fing. Auth.          Aaa        4,000                                3,452
Lease Rev. Rfdg.  (Cap.
Impts. & Refing. Proj.)
5.125% 9/1/33 (AMBAC Insured)

Modesto Gen. Oblig. Ctfs. of
Prtn.:

(Cmnty. Ctr. Refing. Proj.)
Series A:

5% 11/1/23 (AMBAC Insured)        Aaa        2,500                                2,215

5.6% 11/1/14 (AMBAC Insured)      Aaa        1,370                                1,396

(Golf Course Refing. Proj.)       Aaa        1,585                                1,404
Series B, 5% 11/1/23 (FGIC
Insured)

Modesto Irrigation District
Ctfs. of Prtn.:

(Geysers Geothermal Pwr.          A1         5,000                                4,510
Proj.)  Series 1986 A, 5%
10/1/17

Rfdg. & Cap. Impts. (Cap.
Appreciation)  Series A:

0% 10/1/08 (MBIA Insured)         Aaa        2,270                                1,458
(Escrowed to Maturity) (e)

0% 10/1/09 (MBIA Insured)         Aaa        2,270                                1,377
(Escrowed to Maturity) (e)

0% 10/1/10 (MBIA Insured)         Aaa        2,270                                1,300
(Escrowed to Maturity) (e)

Moreno Valley Unified School      Aaa        2,230                                2,332
District Ctfs. of Prtn.
(Land Acquisition Proj.)
Series F, 6.7% 9/1/11 (FSA
Insured) (Pre-Refunded to
9/1/02 @ 102) (e)

Northern California Pwr.          Aaa        3,825                                4,604
Agcy. Rfdg. (Hydro Elec. #1
Proj.) Series A, 7.5% 7/1/23
(AMBAC Insured)
(Pre-Refunded to 7/1/21  @
100) (e)

Northern California Pwr.          Aaa        7,600                                8,014
Agcy. Multiple Cap.
Facilities Rev. 6.538%
8/1/25 (MBIA Insured)
(Pre-Refunded to 9/3/02 @
102) (e)

Northern California Pwr.          Aaa        7,100                                8,209
Transmission Rev.  (Ore
Trans. Proj.) Series A, 7%
5/1/13  (MBIA Insured)

Oakland Gen. Oblig. Ctfs. of      Aaa        2,750                                1,931
Prtn. Rfdg.  (Cap.
Appreciation) (Oakland
Museum Proj.) Series A, 0%
4/1/07 (AMBAC Insured)

Oakland Redev. Agcy. Sub Tax      Aaa        1,000                                882
Allocation (Central District
Redev. Proj.) 5% 9/1/21
(MBIA Insured)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

Ontario Redev. Fing. Auth.
Rev. (Cap. Appreciation)
(Ctr. City Cimarron #1 Proj.):

0% 8/1/08 (MBIA Insured)          Aaa       $ 3,255                              $ 2,118

0% 8/1/09 (MBIA Insured)          Aaa        3,260                                2,001

0% 8/1/10 (MBIA Insured)          Aaa        3,255                                1,882

Orange County Pub. Fin. Auth.
Waste Mgt. Sys. Rev. Rfdg.:

5.25% 12/1/13 (AMBAC Insured)     Aaa        4,000                                3,907
(d)

5.75% 12/1/09 (AMBAC Insured)     Aaa        3,620                                3,788
(d)

5.75% 12/1/11 (AMBAC Insured)     Aaa        4,000                                4,147
(d)

Orange County Arpt. Rev. Rfdg.:

5.5% 7/1/04 (MBIA Insured) (d)    Aaa        2,000                                2,064

5.5% 7/1/11 (MBIA Insured) (d)    Aaa        4,000                                4,047

6% 7/1/05 (MBIA Insured) (d)      Aaa        3,000                                3,165

6% 7/1/07 (MBIA Insured) (d)      Aaa        9,135                                9,695

Orange County Wtr. District       Aaa        1,000                                1,022
Ctfs. of Prtn. Rfdg. Series
A, 5.5% 8/15/09 (AMBAC
Insured)

Placer County Wtr. Agcy. Rev.     A+         8,830                                7,764
(Middle Fork Proj.) Series
A, 3.75% 7/1/12

Placer County Wtr. Agcy. Wtr.     Aaa        3,000                                2,794
Rev. Ctfs. of  Prtn. (Cap.
Impt. Projs.) 5.5% 7/1/29
(AMBAC Insured)

Pleasanton Joint Powers Fing.
Auth. Rev. (Reassessment
Proj.) Series A:

5.7% 9/2/01                       Baa1       1,145                                1,162

5.8% 9/2/02                       Baa1       4,975                                5,087

6% 9/2/05                         Baa1       2,135                                2,227

6.15% 9/2/12                      Baa1       12,205                               12,394

Pomona Unified School             AAA        4,535                                4,553
District Series C, 6% 8/1/30
(FGIC Insured)

Port of Oakland Port Rev.:

Rfdg. (Cap. Appreciation)
Series F:

0% 11/1/05 (MBIA Insured)         Aaa        300                                  228

0% 11/1/06 (MBIA Insured)         Aaa        2,890                                2,083

0% 11/1/07 (MBIA Insured)         Aaa        4,250                                2,899

Series G:

5.375% 11/1/08 (MBIA Insured)     Aaa        1,805                                1,845
(d)

6% 11/1/07 (MBIA Insured) (d)     Aaa        1,650                                1,755

Rancho Wtr. District Fing.        Aaa        6,900                                7,191
Auth. Rev. 6.427% 8/17/21
(AMBAC Insured)
(Pre-Refunded to 9/11/01 @
102) (e)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

Redding Elec. Sys. Rev. Ctfs.
of Prtn. Rfdg.  (Cap.
Appreciation) Series A:

0% 6/1/06 (FGIC Insured)          Aaa       $ 1,730                              $ 1,273

0% 6/1/07 (FGIC Insured)          Aaa        1,890                                1,316

0% 6/1/08 (FGIC Insured)          Aaa        1,300                                853

Richmond Redev. Agcy. Tax         Aaa        105                                  112
Allocation Harbour Redev. 7%
7/1/09 (FSA Insured)

Riverside County Asset
Leasing Corp. Leasehold Rev.
(Riverside County Hosp.
Proj.):

Series A:

5.75% 6/1/01 (MBIA Insured)       Aaa        1,250                                1,272

6.375% 6/1/09 (MBIA Insured)      Aaa        5,000                                5,307

6.5% 6/1/12 (MBIA Insured)        Aaa        18,000                               19,767

Series B, 5.7% 6/1/16 (MBIA       Aaa        1,950                                1,959
Insured)

Riverside County Pub.Fing.
Auth. Tax Allocation Rev.
(Redev. Projs.) Series A:

4.8% 10/1/07                      Baa2       1,080                                1,032

5% 10/1/08                        Baa2       1,135                                1,091

5% 10/1/09                        Baa2       1,140                                1,087

5.1% 10/1/10                      Baa2       1,245                                1,186

5.25% 10/1/12                     Baa2       1,375                                1,291

5.5% 10/1/22                      Baa2       4,500                                3,880

Riverside County Redev. Agcy.
Tax Allocation  (#4 Redev.
Proj.) Series A:

7.5% 10/1/10 (Pre-Refunded to     -          1,000                                1,064
10/1/01  @ 102) (e)

7.5% 10/1/26 (Pre-Refunded to     -          2,500                                2,659
10/1/01  @ 102) (e)

Riverside Unified School          Aaa        5,420                                5,752
District Ctfs. of Prtn.
(Land Acquisition Proj.)
Series B, 7.375% 9/1/26 (FSA
Insured) (Pre-Refunded to
9/1/01 @ 102) (e)

Sacramento City Fing. Auth.       Aaa        2,000                                1,893
Lease Rev. Rfdg. Series A,
5.4% 11/1/20 (AMBAC Insured)

Sacramento City Unified           Aaa        6,800                                6,830
School District Series A, 6%
7/1/29 (FGIC Insured)

Sacramento Cogeneration Auth.
Cogeneration Proj. Rev.
(Procter & Gamble Proj.):

5.7% 7/1/00                       BBB-       1,200                                1,207

5.9% 7/1/02                       BBB-       1,000                                1,019

6% 7/1/03                         BBB-       700                                  719

6.375% 7/1/10                     BBB-       700                                  714

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

Sacramento Cogeneration Auth.
Cogeneration Proj. Rev.
(Procter & Gamble Proj.): -
continued

6.5% 7/1/21 (Pre-Refunded to      BBB-      $ 3,200                              $ 3,488
7/1/05  @ 102) (e)

Sacramento Muni. Util.
District Elec. Rev.:

Rfdg.:

Series L, 5.125% 7/1/22 (MBIA     Aaa        4,000                                3,570
Insured)

Series M, 5.25% 7/1/28            A2         6,500                                5,573

5.45% 11/15/08 (FGIC Insured)     Aaa        17,700                               18,138

Sacramento Pwr. Auth.
Cogeneration Proj. Rev.:

6% 7/1/22                         BBB-       2,700                                2,473

6.5% 7/1/06                       BBB-       4,500                                4,751

6.5% 7/1/07                       BBB-       2,000                                2,117

6.5% 7/1/08                       BBB-       1,000                                1,060

San Bernardino County:

Ctfs. of Prtn. (Cap.              AAA        8,500                                9,747
Facilities Proj.) Series B,
6.875% 8/1/24 (Escrowed to
Maturity) (e)

Rfdg. Ctfs. of Prtn. (Med.        A3         10,000                               8,603
Ctr. Fing. Prog.) 5.5% 8/1/22

San Diego County Ctfs. of
Prtn. (Burnham Institute
Proj.):

5.7% 9/1/11                       Baa3       800                                  796

6.25% 9/1/29                      Baa3       6,800                                6,417

San Diego County Wtr. Auth.       Aaa        5,000                                5,097
Wtr. Rev. Ctfs. of Prtn.
5.632% 4/25/07 (FGIC Insured)

San Diego Multi-Family Hsg.       AAA        1,585                                1,585
Rev. (Island Gardens Apts.
Proj.) Series B, 9.5%
10/20/20

San Diego Wtr. Util. Fund         Aaa        10,000                               8,145
Ctfs. of Prtn. 4.75% 8/1/28
(FGIC Insured)

San Dieguito Pub. Facilities      Aaa        3,000                                2,553
Auth. Rev. Series A, 5%
8/1/30 (AMBAC Insured)

San Francisco Bay Area Rapid      Aa3        4,500                                4,173
Trans. District Sales Tax
Rev. Rfdg. 5.25% 7/1/18

San Francisco Bay Area Tran
Fing. Auth.:

4.75% 8/1/01 (American Cap.       A          1,000                                1,004
Access  Corp. Insured)

5% 8/1/02 (American Cap.          A          1,000                                1,009
Access  Corp. Insured)

5.5% 8/1/05 (American Cap.        A          1,000                                1,028
Access  Corp. Insured)

5.75% 2/1/07 (American Cap.       A          1,500                                1,559
Access  Corp. Insured)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

San Francisco City & County
Arpt. Commission Int'l.
Arpt. Rev.:

(SFO Fuel Co. Proj.) Series A:

5.125% 1/1/17 (AMBAC Insured)     Aaa       $ 6,000                              $ 5,476
(d)

5.25% 1/1/18 (AMBAC Insured)      Aaa        4,515                                4,179
(d)

5.25% 1/1/19 (AMBAC Insured)      Aaa        4,750                                4,328
(d)

Second Series Issue 9A,           Aaa        2,000                                2,019
5.125% 5/1/07 (FGIC Insured)
(d)

Second Series Issue 10A, 5.3%     Aaa        3,680                                3,755
5/1/06  (MBIA Insured) (d)

Second Series Issue 12A,          Aaa        1,625                                1,679
5.625% 5/1/08 (FGIC Insured)
(d)

Second Series Issue 15A:

5.5% 5/1/07 (FSA Insured) (d)     Aaa        5,680                                5,869

5.5% 5/1/09 (FSA Insured) (d)     Aaa        1,355                                1,390

5.6% 5/1/02 (FSA Insured) (d)     Aaa        4,295                                4,393

Second Series Issue 16A:

5.375% 5/1/18 (FSA Insured)       Aaa        5,035                                4,678
(d)

5.5% 5/1/06 (FSA Insured) (d)     Aaa        1,850                                1,912

5.5% 5/1/08 (FSA Insured) (d)     Aaa        2,945                                3,031

Second Series Issue 18A:

5.25% 5/1/11 (MBIA Insured)       Aaa        3,280                                3,257
(d)

6% 5/1/05 (MBIA Insured) (d)      Aaa        2,375                                2,502

Second Series Issue 23A:

5.5% 5/1/07 (FGIC Insured) (d)    Aaa        1,045                                1,080

5.5% 5/1/08 (FGIC Insured) (d)    Aaa        2,755                                2,835

San Francisco City & County       A1         1,000                                1,058
Pub. Util. Commission Wtr.
Rev. Rfdg. Series A, 6.5%
11/1/09

San Francisco City & County
Redev. Fing. Auth. Tax
Allocation Rev.:

(Cap. Appreciation) Series A:

0% 8/1/08 (FGIC Insured)          Aaa        1,085                                706

0% 8/1/09 (FGIC Insured)          Aaa        1,085                                666

0% 8/1/10 (FGIC Insured)          Aaa        1,085                                627

Rfdg. (Cap. Appreciation)         Aaa        1,475                                853
(San Francisco Redev. Proj.)
Series B, 0% 8/1/10  (MBIA
Insured)

San Francisco City & County
Swr. Rev.  (Cap.
Appreciation) Series B:

0% 10/1/06 (FGIC Insured)         Aaa        3,690                                2,670

0% 10/1/07 (FGIC Insured)         Aaa        4,770                                3,268

0% 10/1/08 (FGIC Insured)         Aaa        1,600                                1,032

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

San Joaquin County Ctfs. of       A2        $ 2,250                              $ 2,290
Prtn. (Gen. Hosp. Proj.)
5.7% 9/1/01 (Escrowed to
Maturity) (e)

San Joaquin Hills Trans.
Corridor Agcy. Toll Road
Rev. (Cap. Appreciation) Jr.
Lien:

0% 1/1/07 (Escrowed to            Aaa        3,000                                2,116
Maturity) (e)

0% 1/1/08 (Escrowed to            Aaa        4,400                                2,937
Maturity) (e)

San Jose Arpt. Rev. Rfdg.         Aaa        1,905                                2,020
5.875% 3/1/07  (FGIC Insured)

San Jose Redev. Agcy. Tax
Allocation (Merged Area
Redev. Proj.):

4.75% 8/1/18 (AMBAC Insured)      Aaa        1,910                                1,644

4.75% 8/1/29 (AMBAC Insured)      Aaa        7,150                                5,794

Sanger Unified School             Aaa        3,000                                2,927
District Rfdg. 5.6% 8/1/23
(MBIA Insured)

Santa Clara County Fing.          Aaa        3,725                                4,458
Auth. Lease Rev.  (VMC
Facilities Replacement
Proj.) Series A, 7.75%
11/15/09 (AMBAC Insured)

Santa Clara County Tran.          AA         8,500                                7,581
District Sales Tax Rev.
Rfdg. Series A, 5.25% 6/1/21

Santa Margarita/Dana Point
Auth. Rev. Rfdg. & Impt.
(Dists. 1, 2, 2A & 8 Proj.)
Series A:

7.25% 8/1/07 (MBIA Insured)       Aaa        2,200                                2,515

7.25% 8/1/08 (MBIA Insured)       Aaa        1,780                                2,047

7.25% 8/1/12 (MBIA Insured)       Aaa        1,865                                2,200

Santa Monica Redev. Agcy. Tax     Aaa        8,395                                8,208
Allocation Rev. (Earthquake
Recovery Revdev. Proj.)
Series 1999, 5.75% 7/1/22
(AMBAC Insured)

South Orange County Pub.
Fing. Auth. Spl. Tax Rev.:

(Foothill Area Proj.) Series C:

7.5% 8/15/06 (FGIC Insured)       Aaa        2,000                                2,292

7.5% 8/15/07 (FGIC Insured)       Aaa        2,290                                2,655

8% 8/15/09 (FGIC Insured)         Aaa        3,650                                4,431

Rfdg. Sr. Lien Series A, 7%       Aaa        3,300                                3,777
9/1/10  (MBIA Insured)

Southern California Pub. Pwr.
Auth. Pwr. Proj. Rev.:

Rfdg.:

(Mead Adelanto Proj.) Series      Aaa        2,000                                1,776
A, 4.75% 7/1/16 (AMBAC
Insured)

(Palo Verde Proj.) Series A,      Aaa        1,000                                926
5% 7/1/15 (AMBAC Insured)
(Escrowed to Maturity) (e)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

Southern California Pub. Pwr.
Auth. Pwr. Proj. Rev.: -
continued

6.75% 7/1/01                      A         $ 2,000                              $ 2,054

6.75% 7/1/10                      A          1,400                                1,549

6.75% 7/1/11                      A          6,500                                7,193

7% 7/1/05                         A          2,300                                2,363

Southern California Pub. Pwr.     Aa3        1,000                                952
Auth. Transmission Proj.
Rev. Rfdg. (Southern
Transmission Proj.) 5.5%
7/1/20

Stanislaus County Rfdg. Ctfs.     Aaa        1,500                                1,467
of Prtn. Series A, 5.25%
5/1/14 (MBIA Insured)

Sulpher Springs Unified
School District Series A:

0% 9/1/07 (MBIA Insured)          Aaa        4,445                                3,058

0% 9/1/08 (MBIA Insured)          Aaa        4,745                                3,075

0% 9/1/09 (MBIA Insured)          Aaa        2,485                                1,519

0% 9/1/12 (MBIA Insured)          Aaa        2,750                                1,389

Tahoe-Truckee Joint Unified       Aaa        6,625                                3,814
School District  (Cap.
Appreciation) Series A, 0%
9/1/10 (FGIC Insured)

Univ. of California Revs.         Aaa        100                                  111
Rfdg. (Multiple Purp.
Projs.) Series C, 9% 9/1/02
(AMBAC Insured)

Upland Rfdg. Ctfs. of Prtn.
(San Antonio Cmnty. Hosp.
Proj.):

5.25% 1/1/08                      A          3,700                                3,526

5.25% 1/1/13                      A          8,500                                7,683

West Covina Ctfs. of Prtn.
(Queen of the Valley Hosp.
Proj.):

6% 8/15/03 (Escrowed to           A2         925                                  965
Maturity) (e)

6.125% 8/15/04 (Escrowed to       A2         980                                  1,034
Maturity) (e)

                                                                                  1,161,871

GUAM - 0.6%

Guam Pwr. Auth. Rev. Rfdg.
Series A:

4% 10/1/01                        Baa3       1,500                                1,484

4% 10/1/02                        Baa3       2,425                                2,376

4% 10/1/03                        Baa3       1,795                                1,738

4% 10/1/04                        Baa3       1,620                                1,550

                                                                                  7,148

PUERTO RICO - 1.7%

Puerto Rico Commonwealth Gen.
Oblig.:

(Pub. Impt. Proj.):

5% 7/1/01                         Baa1       4,000                                4,018

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

PUERTO RICO - CONTINUED

Puerto Rico Commonwealth Gen.
Oblig.: - continued

(Pub. Impt. Proj.):

5% 7/1/02                         Baa1      $ 3,305                              $ 3,318

Rfdg. 5.5% 7/1/11                 Baa1       5,675                                5,701

Puerto Rico Muni. Fin. Agcy.:

Rfdg. Series B, 5.5% 7/1/02       Aaa        5,105                                5,206
(FSA Insured)

Series A, 5.5% 7/1/02 (FSA        Aaa        2,845                                2,901
Insured)

                                                                                  21,144

TOTAL MUNICIPAL BONDS                                                 1,190,163
(Cost $1,199,962)


MUNICIPAL NOTES - 0.6%



CALIFORNIA - 0.6%

California Health Facilities     200                  200
Fing. Auth. Rev. (Saint
Joseph Health Sys. Proj.)
Series 1991 B, 3.2%, VRDN (c)

California Poll. Cont. Fing.
Auth. Rev.:

(Pacific Gas & Elec. Co.         3,800                3,800
Proj.) Series 1996 C, 3.15%,
LOC Bank of America NA, VRDN
(c)

Rfdg. (Pacific Gas & Elec.Co.    400                  400
Proj.) Series 1996 G, 3.2%,
VRDN (c)

Chula Vista Ind. Dev. Rev.       2,600                2,600
Rfdg. (San Diego Gas & Elec.
Co. Proj.) Series 1997 A,
3.3%, VRDN (c)(d)

TOTAL MUNICIPAL NOTES                    7,000
(Cost $7,000)

TOTAL INVESTMENT PORTFOLIO -                          1,197,163
98.8%
(Cost $1,206,962)

NET OTHER ASSETS - 1.2%                               14,771

NET ASSETS - 100%                       $ 1,211,934

SECURITY TYPE ABBREVIATION

VRDN - VARIABLE RATE DEMAND NOTE

LEGEND

(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(e) Security collateralized by an amount sufficient to pay interest and principal.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS              S&P  RATINGS

Aaa, Aa, A        80.3%      AAA, AA, A     81.4%

Baa               8.1%       BBB            7.5%

Ba                0.0%       BB             0.0%

B                 0.0%       B              0.0%

Caa               0.0%       CCC            0.0%

Ca, C             0.0%       CC, C          0.0%

                             D              0.0%

The percentage not rated by Moody's or S&P amounted to 0.6%.

The distribution of municipal securities by revenue source, as a percentage of net assets, is as follows:

General Obligations          19.8%

Transportation               13.7

Electric Utilities           12.3

Special Tax                  11.6

Escrowed/Pre-Refunded        10.1

Education                    8.2

Water & Sewer                8.2

Health Care                  7.9

Others* (individually less     8.2
than 5%)

                             100.0%

*  Includes short-term investments and  net other assets.

INCOME TAX INFORMATION

At February 29, 2000, the aggregate cost of investment securities for income tax purposes was $1,206,963,000. Net unrealized depreciation aggregated $9,800,000, of which $29,379,000 related to appreciated investment securities and $39,179,000 related to depreciated investment securities.

The fund hereby designates approximately $6,196,000 as a capital gain dividend for the purpose of the dividend paid deduction.

The fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends (unaudited).

During the fiscal year ended February 29, 2000, 100% of the fund's income dividends was free from federal income tax, and 12.45% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited).

SPARTAN CALIFORNIA MUNICIPAL INCOME FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)                        FEBRUARY
                                         29, 2000

ASSETS

Investment in securities, at             $ 1,197,163
value (cost $1,206,962) -
See accompanying schedule

Cash                                      2,591

Receivable for investments                6,889
sold

Receivable for fund shares                988
sold

Interest receivable                       16,610

Other receivables                         41

 TOTAL ASSETS                             1,224,282

LIABILITIES

Payable for investments         $ 9,335
purchased

Payable for fund shares          1,100
redeemed

Distributions payable            1,398

Accrued management fee           378

Other payables and accrued       137
expenses

 TOTAL LIABILITIES                        12,348

NET ASSETS                               $ 1,211,934

Net Assets consist of:

Paid in capital                          $ 1,227,429

Undistributed net interest                115
income

Accumulated undistributed net             (5,811)
realized gain (loss)  on
investments

Net unrealized appreciation               (9,799)
(depreciation) on investments

NET ASSETS, for 105,195                  $ 1,211,934
shares outstanding

NET ASSET VALUE, offering                 $11.52
price and redemption price
per share ($1,211,934
(divided by) 105,195 shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS                     YEAR
                                         ENDED FEBRUARY 29, 2000

INTEREST INCOME                         $ 66,877

EXPENSES

Management fee                 $ 4,887

Transfer agent fees             986

Accounting fees and expenses    306

Non-interested trustees'        3
compensation

Custodian fees and expenses     41

Registration fees               24

Audit                           31

Legal                           10

Reports to shareholders         24

Miscellaneous                   3

 Total expenses before          6,315
reductions

 Expense reductions             (26)     6,289

NET INTEREST INCOME                      60,588

REALIZED AND UNREALIZED GAIN             1,686
(LOSS)
Net realized gain (loss) on
investment securities

Change in net unrealized                 (94,164)
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                          (92,478)

NET INCREASE (DECREASE) IN              $ (31,890)
NET ASSETS RESULTING  FROM
OPERATIONS

OTHER INFORMATION

Expense reductions: Custodian           $ 16
credits

 Transfer agent credits                  10

                                        $ 26

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             YEAR ENDED FEBRUARY 29, 2000  YEAR ENDED FEBRUARY 28, 1999

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 60,588                      $ 58,776

 Net realized gain (loss)         1,686                         15,153

 Change in net unrealized         (94,164)                      886
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       (31,890)                      74,815
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (60,322)                      (58,776)
From net interest income

 From net realized gain           (1,686)                       (10,872)

 In excess of net realized        (4,227)                       -
gain

 TOTAL DISTRIBUTIONS              (66,235)                      (69,648)

Share transactions Net            353,712                       338,914
proceeds from sales of shares

 Reinvestment of distributions    46,838                        51,113

 Cost of shares redeemed          (449,241)                     (274,845)

 NET INCREASE (DECREASE) IN       (48,691)                      115,182
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       (146,816)                     120,349
IN NET ASSETS

NET ASSETS

 Beginning of period              1,358,750                     1,238,401

 End of period (including        $ 1,211,934                   $ 1,358,750
undistributed net interest
income of $115 and $0,
respectively)

OTHER INFORMATION
Shares

 Sold                             29,745                        27,333

 Issued in reinvestment of        3,954                         4,128
distributions

 Redeemed                         (38,006)                      (22,189)

 Net increase (decrease)          (4,307)                       9,272


FINANCIAL HIGHLIGHTS

YEARS ENDED FEBRUARY 28,         2000 E    1999      1998      1997      1996 E

SELECTED PER-SHARE DATA

Net asset value,  beginning      $ 12.410  $ 12.360  $ 11.810  $ 11.720  $ 11.120
of period

Income from Investment            .557 D    .569      .589      .599      .625
Operations Net interest
income

Net realized and unrealized       (.838)    .154      .550      .096      .597
gain (loss)

Total from investment             (.281)    .723      1.139     .695      1.222
operations

Less Distributions

From net interest income          (.555)    (.569)    (.589)    (.602)    (.622)

From net realized gain            (.015)    (.104)    -         (.003)    -

In excess of realized gain        (.039)    -         -         -         -

Total distributions               (.609)    (.673)    (.589)    (.605)    (.622)

Net asset value, end of period   $ 11.520  $ 12.410  $ 12.360  $ 11.810  $ 11.720

TOTAL RETURN A                    (2.28)%   6.00%     9.89%     6.16%     11.25%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,212   $ 1,359   $ 1,238   $ 486     $ 498
(in millions)

Ratio of expenses to average      .49%      .52%      .54% B    .57%      .58%
net assets

Ratio of expenses to average      .49%      .52%      .53% C    .57%      .58%
net assets after expense
reductions

Ratio of net interest income      4.69%     4.59%     4.85%     5.19%     5.44%
to average net assets

Portfolio turnover rate           35%       34%       37%       17%       37%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

B FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.

C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

D NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE YEAR ENDED FEBRUARY 29
SPARTAN CALIFORNIA MUNICIPAL MONEY MARKET FUND

PERFORMANCE: THE BOTTOM LINE

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past five year and past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED FEBRUARY 29, 2000    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

SPARTAN CA MUNICIPAL MONEY         2.79%        16.69%        39.73%
MARKET

California Tax-Free   Money        2.51%        15.15%        34.79%
Market Funds Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the California tax-free money market funds average, which reflects the performance of California tax-free money market funds with similar objectives tracked by IBC Financial Data, Inc. The past one year average represents a peer group of 44 money market funds.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED FEBRUARY 29, 2000    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

SPARTAN CA MUNICIPAL MONEY         2.79%        3.14%         3.40%
MARKET

California Tax-Free   Money        2.51%        2.86%         3.03%
Market Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

YIELDS
                                2/28/00  11/29/99  8/30/99  5/31/99  3/1/99

Spartan California  Municipal   2.65%    3.11%     2.64%    2.65%    2.37%
Money Market



California Tax-Free Money       2.28%    2.91%     2.40%    2.55%    2.17%
Market Funds Average



Spartan California  Municipal   4.57%    5.33%     4.54%    4.55%    4.08%
Money Market -  Tax-equivalent



Portion of fund's income        24.71%   17.54%    20.94%   17.87%   20.62%
subject to state taxes




Row: 1, Col: 1, Value: 2.65
Row: 1, Col: 2, Value: 2.28
Row: 2, Col: 1, Value: 3.11
Row: 2, Col: 2, Value: 2.91
Row: 3, Col: 1, Value: 2.64
Row: 3, Col: 2, Value: 2.4
Row: 4, Col: 1, Value: 2.65
Row: 4, Col: 2, Value: 2.55
Row: 5, Col: 1, Value: 2.37
Row: 5, Col: 2, Value: 2.17
4% -
3% -
2% -
1% -
0%
Spartan California
 Municipal Money
 Market
California Tax-Free
 Money Market
 Funds Average

YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the California tax-free money market funds average as tracked by IBC Financial Data, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 2000 federal and state income tax rate of 41.95%. The fund's yields mentioned above reflect that a portion of the fund's income was subject to state taxes. A portion of the fund's income may be subject to the federal alternative minimum tax.

A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE

Yields on tax-free investments
are usually lower than yields
on taxable investments.
However, a straight comparison
between the two may be
misleading because it ignores
the way taxes reduce taxable
returns. Tax-equivalent yield -
the yield you'd have to earn on
a similar taxable investment to
match the tax-free yield -
makes the comparison more
meaningful. Keep in mind that
the U.S. government neither
insures nor guarantees a
money market fund. In fact,
there is no assurance that a
money market fund will
maintain a $1 share price.
(checkmark)

SPARTAN CALIFORNIA MUNICIPAL MONEY MARKET FUND

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Diane McLaughlin)

An interview with Diane McLaughlin, Portfolio Manager of Spartan
California Municipal Money Market Fund

Q. WHAT WAS THE INVESTMENT ENVIRONMENT LIKE DURING THE 12 MONTHS THAT ENDED FEBRUARY 29, 2000, DIANE?

A. Economic growth was solid throughout the period. The wealth effect created by appreciating equity and real estate markets fueled consumer spending, a significant component of gross domestic product. Growth in real GDP - gross domestic product adjusted for inflation - was 4.6% in 1999, including a rate of 7.3% in the fourth quarter, its largest gain in three years. Meanwhile, unemployment hit record lows; it ended 1998 at 4.4% and trended downward throughout 1999, ultimately falling to 4.0% in January 2000, the lowest jobless rate since 1970. With economic growth this strong and employment this tight, wage pressures were expected to carry through to the consumer in the form of higher prices. In large part, though, increased productivity offset inflationary tendencies. In spite of this relatively tame inflation backdrop, the Federal Reserve Board felt that action was warranted on its part. Striking against inflation before it emerged, the Fed raised the rate banks charge each other for overnight loans - known as the fed funds target rate - four times, in June, August, and November 1999, and in February 2000. These rate hikes brought the fed funds target rate up to 5.75% by the end of the period.

Q. WHAT WAS YOUR STRATEGY WITH THE FUND?

A. The overriding issue in the California municipal money market was heavy demand but not enough supply. The combination of these technical factors caused yields on many California municipal money market securities to fall to relatively unattractive levels. As a result, I turned some of my focus - within the limits set by the fund's prospectus - to out-of-state investment opportunities that offered more appealing after-tax yields than tax-free alternatives in the California market. Even though more of shareholders' income will be taxable at the state level this year because of the out-of-state investments, I pursued this strategy so the fund could provide higher yields on a tax-adjusted basis than if I had chosen to invest the same assets in significantly lower-yielding, tax-exempt California securities. In addition, for most of the period the fund's average maturity was longer than its peers, during a time when yields were expected to move higher. This approach may seem inconsistent with my fundamental outlook for higher yields in the future. Typically, in a rising interest-rate environment I would maintain a relatively short average maturity to enable the fund to re-invest maturing assets at new, higher rates. However, because of the supply/demand imbalance within the California market, short-term California money market securities offered very unattractive yields. As a result, I purchased longer-term money market securities during periods when they offered yields that I felt compensated the fund adequately given my outlook for rising interest rates.

Q. HOW DID THE FUND PERFORM?

A. The fund's seven-day yield on February 29, 2000, was 2.65%, compared to 2.36% 12 months ago. The latest yield was the equivalent of a 4.59% taxable yield for investors in the 41.95% combined state and federal tax bracket. The fund's yields reflect that a portion of the fund's income was subject to state taxes. Through February 29, 2000, the fund's 12-month total return was 2.79%, compared to 2.51% for the California tax-free money market funds average, according to IBC Financial Data, Inc.

Q. WHAT IS YOUR OUTLOOK?

A. Recently, hints of higher prices have emerged, led by increases in energy prices and higher mortgage rates resulting from rising interest rates. This change, combined with the continued strength of the U.S. economy, is likely to prompt the Fed to continue raising short-term interest rates. The market has priced in at least two more 0.25 percentage point increases in the Fed funds target rate, and the Fed may be even more aggressive if price increases accelerate. Assets continue to flow into California municipal money market funds, so I expect the technical pressures that have characterized the state's municipal money market to continue. As a result, I anticipate continuing to look for out-of-state investment opportunities that offer more attractive yields than those found in California. In addition, if longer-term securities continue to be relatively attractive, the fund may have a longer maturity than its peers.

FUND FACTS

GOAL: seeks as high a level of
current income, exempt from
federal and California state
personal income tax, as is
consistent with preservation
of capital

FUND NUMBER: 457

TRADING SYMBOL: FSPXX

START DATE: November 27,
1989

SIZE: as of February 29, 2000,
more than $1.1 billion

MANAGER: Diane McLaughlin,
since 1997; manager,
various Fidelity and Spartan
municipal money market
funds; joined Fidelity in 1992
(checkmark)

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

SPARTAN CALIFORNIA MUNICIPAL MONEY MARKET FUND

INVESTMENT CHANGES


MATURITY DIVERSIFICATION

DAYS                     % OF FUND'S INVESTMENTS 2/29/00  % OF FUND'S INVESTMENTS 8/31/99  % OF FUND'S INVESTMENTS 2/28/99

  0 - 30                  70.7                             67.2                             73.2

 31 - 90                  4.5                              17.2                             3.7

 91 - 180                18.8                             1.4                              15.4

181 - 397                 6.0                              14.2                             7.7

WEIGHTED AVERAGE MATURITY

                         2/29/00                          8/31/99                          2/28/99

Spartan California
Municipal                43 DAYS                          59 Days                          44 Days
Money Market Fund

California Tax Free Money 41 DAYS                         58 Days                          40 Days
Market Funds Average *



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF FEBRUARY 29, 2000                                          AS OF AUGUST 31, 1999

                          Variable Rate  Demand Notes                                   Variable Rate  Demand Notes
                          (VRDNs) 38.8%                                                 (VRDNs) 35.0%

                           Commercial Paper (including                                   Commercial Paper (including
                           CP Mode) 14.4%                                                CP Mode) 17.9%

                           Tender Bonds 0.1%                                             Tender Bonds 4.1%

                           Municipal Notes 22.8%                                         Municipal Notes 20.5%

                           Municipal Money  Market Funds                                 Municipal Money  Market Funds
                           19.7%                                                         20.1%

                           Other Investments  and Net                                    Other Investments  and Net
                           Other Assets 4.2%                                             Other Assets 2.4%



Row: 1, Col: 1, Value: 38.8
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 14.4
Row: 1, Col: 4, Value: 0.1
Row: 1, Col: 5, Value: 22.8
Row: 1, Col: 6, Value: 19.7
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 4.2

Row: 1, Col: 1, Value: 35.0
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 17.9
Row: 1, Col: 4, Value: 4.1
Row: 1, Col: 5, Value: 20.5
Row: 1, Col: 6, Value: 20.1
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 2.4

PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.
SPARTAN CALIFORNIA MUNICIPAL MONEY MARKET FUND

INVESTMENTS FEBRUARY 29, 2000

Showing Percentage of Net Assets

MUNICIPAL SECURITIES - 97.0%

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

CALIFORNIA - 76.4%

Berkeley Gen. Oblig. BAN         $ 6,200                               $ 6,223
Series 1999 2000, 4.25%
12/14/00

California Cmnty. College         8,885                                 8,892
Fing. Auth. Rev. TRAN Series
1999 B, 4% 7/28/00 (FSA
Insured)

California Econ. Dev. Fing.
Auth. Ind. Dev. Rev.:

(Calco, LLC Proj.) Series         1,100                                 1,100
1997, 3%, LOC Wells Fargo
Bank NA, San Francisco, VRDN
(a)(d)

(Kuhnash Properties III,          1,500                                 1,500
LLC/Arkay Plastics, LLC
Proj.)  Series 1997, 3.75%,
LOC PNC Bank NA, VRDN (a)(d)

California Ed. Facilities
Auth. Rev. Participating VRDN:

Series FRRI 37, 2.55%             6,885                                 6,885
(Liquidity Facility Bank of
New York NA) (a)(d)(e)

Series PA 542, 3.11%              2,750                                 2,750
(Liquidity Facility Merrill
Lynch & Co., Inc.) (a)(e)

California Gen. Oblig.:

Bonds Series BJ, 3.2%, tender     1,590                                 1,590
6/1/00 (d)

Participating VRDN:

Series A39, 2.45% (Liquidity      31,800                                31,800
Facility Bank of New York
NA) (a)(e)

Series Merlots 99 M, 3.75%        12,075                                12,075
(Liquidity Facility First
Union Nat'l. Bank, North
Carolina) (a)(e)

Series PA 315, 3.16%              3,270                                 3,270
(Liquidity Facility Merrill
Lynch & Co., Inc.) (a)(d)(e)

Series Putters 132, 3.16%         28,700                                28,700
(Liquidity Facility J.P.
Morgan & Co., Inc.) (a)(e)

Series SG 85, 3.11%               5,500                                 5,500
(Liquidity Facility Societe
Generale) (a)(e)

Series SGB 7, 3.61%               2,100                                 2,100
(Liquidity Facility Societe
Generale) (a)(e)

RAN Series A, 4% 6/30/00          7,770                                 7,787

2.55% 3/14/00, CP                 3,800                                 3,800

2.7% 3/9/00, CP                   6,900                                 6,900

2.7% 4/6/00, CP                   16,600                                16,600

2.8% 3/3/00, CP                   2,200                                 2,200

3.1% 3/13/00, CP                  25,000                                25,000

3.4% 4/6/00, CP                   6,700                                 6,700

California Health Facilities
Fing. Auth. Rev.:

(Saint Joseph Health Sys.         7,500                                 7,500
Proj.) Series 1991 B, 3.2%,
VRDN (a)

(Sutter Health Proj.) Series      2,100                                 2,100
1996 B, 3.2% (AMBAC
Insured), VRDN (a)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

California Hsg. Fin. Agcy.
Rev.:

Bonds Series D, 3.02% 4/30/00    $ 2,300                               $ 2,300
(MBIA Insured) (d)

Participating VRDN:

Series BA 96 C2, 3.46%            4,075                                 4,075
(Liquidity Facility Bank of
America NA) (a)(d)(e)

Series BA 96 D1, 3.46%            1,925                                 1,925
(Liquidity Facility Bank of
America NA) (a)(d)(e)

Series PA 112, 3.16%              1,704                                 1,704
(Liquidity Facility Merrill
Lynch & Co., Inc.) (a)(d)(e)

Series PA 90, 3.16%               319                                   319
(Liquidity Facility Merrill
Lynch & Co., Inc.) (a)(d)(e)

Series PT 14, 3.11%               3,155                                 3,155
(Liquidity Facility
Commerzbank AG) (a)(e)

Series PT 40A, 3.16%              840                                   840
(Liquidity Facility
Commerzbank AG) (a)(d)(e)

Series PT 40B, 3.16%              12,855                                12,855
(Liquidity Facility
Bayerische Hypo-und
Vereinsbank AG) (a)(d)(e)

Series PT 40D, 3.16%              6,610                                 6,610
(Liquidity Facility Merrill
Lynch & Co., Inc.) (a)(d)(e)

Series PT 68, 3.16%               3,000                                 3,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (a)(d)(e)

California Hsg. Fin. Agcy.        11,110                                11,110
Single Family Mtg. Bonds
Series 1999 E, 3.4% 8/1/00
(CDC Fdg. Corp. Guaranteed)
(d)

California Poll. Cont. Fing.
Auth. Rev.:

Bonds (Southern California
Edison Co. Proj.):

Series 1985 C, 3.15% tender       2,800                                 2,800
4/14/00, CP mode

Series 1985 D, 2.65% tender       6,750                                 6,750
3/14/00, CP mode

(Pacific Gas & Elec. Co.          8,800                                 8,800
Proj.) Series 1997 C, 3.25%,
 LOC KBC Bank, NV, VRDN
(a)(d)

(Southern California Edison       4,100                                 4,100
Co. Proj.) Series 1986 A,
3.35%, VRDN (a)

Rfdg. (Pacific Gas & Elec.Co.     9,150                                 9,150
Proj.) Series 1996 G, 3.2%,
VRDN (a)

California School Cash            48,100                                48,207
Reserve Prog. Auth. TRAN
Series 1999 A, 4% 7/3/00
(AMBAC Insured)

California School Fin. Auth.      5,475                                 5,489
BAN Series A, 4.25% 10/1/00

California Statewide Cmntys.      5,960                                 5,960
Dev. Auth. Multi-family Rev.
(Oakmont Stokton Proj.)
Series 1997 C, 2.6%,  LOC
Commerzbank AG, VRDN (a)(d)

California Statewide Cmntys.      19,325                                19,388
Dev. Auth. Rev. TRAN
(Riverside Co. Proj.) Series
C2, 4% 9/29/00

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

California Statewide Cmntys.
Dev. Auth. Rev. Ctfs. of
Prtn.:

Participating VRDN Series        $ 5,000                               $ 5,000
1999 E, 3.75% (Liquidity
Facility First Union Nat'l.
Bank, North Carolina) (a)(e)

(Covenant Retirement Commty.,     7,400                                 7,400
Inc. Proj.) Series 1995,
2.75%, LOC LaSalle Nat'l.
Bank, Chicago, VRDN (a)

California Statewide Cmntys.
Dev. Corp. Rev.:

(American River Packaging         1,700                                 1,700
Proj.) 2.6%, (L&W
Properties)  LOC California
Teachers Retirement Sys.,
VRDN (a)(d)

(Carvin Corp. Proj.) 2.6%,        2,040                                 2,040
LOC California Teachers
Retirement Sys., VRDN (a)(d)

(Northwest Pipe & Casing Co.      2,750                                 2,750
Proj.) Series 1990, 2.6%,
LOC California Teachers
Retirement Sys., VRDN (a)(d)

(Pasco Scientific Proj.)          2,105                                 2,105
2.6%, (S&P Investments)  LOC
California Teachers
Retirement Sys., VRDN (a)(d)

(Propak-Ca. Corp. Proj.)          1,840                                 1,840
Series 1994 B, 2.6%,  LOC
California Teachers
Retirement Sys., VRDN (a)(d)

(Rapelli of California, Inc.      2,500                                 2,500
Proj.) Series 1989, 2.6%,
LOC California Teachers
Retirement Sys., VRDN (a)(d)

(Rix Ind. Proj.) Series 1996      1,760                                 1,760
I, 2.6%, LOC Wells Fargo
Bank NA, San Francisco, VRDN
(a)(d)

California Veteran Affairs        3,000                                 3,000
Home Purchase Rev.
Participating VRDN Series A,
3.02% (Liquidity Facility
The Bear Stearns Companies,
Inc.) (a)(d)(e)

Central Valley Schools Fin.       17,000                                17,000
Auth. Participating VRDN
Series FRRI 99 A45, 2.45%
(Liquidity Facility Bank of
New York NA) (a)(e)

Chula Vista Ind. Dev. Rev.:

Bonds (San Diego Gas & Elec.
Co. Proj.) Series C:

3.05% tender 3/6/00, CP mode      11,000                                11,000
(d)

3.15% tender 4/13/00, CP mode     2,100                                 2,100
(d)

Rfdg. (San Diego Gas & Elec.      2,200                                 2,200
Co. Proj.) Series 1997 A,
3.3%, VRDN (a)(d)

Contra Costa County TRAN          3,600                                 3,612
Series A, 4% 9/29/00

Cucamonga County Wtr.             4,200                                 4,200
District Participating VRDN
Series FRRI A32, 2.45%
(Liquidity Facility Bank of
New York NA) (a)(e)

Fremont Gen. Oblig. TRAN 3.5%     5,100                                 5,102
6/30/00

Fresno County Gen. Oblig.         9,000                                 9,021
TRAN 4% 6/30/00

Kern County Gen. Oblig. TRAN      10,200                                10,223
4% 6/30/00

Lassen Muni. Util. District       5,435                                 5,435
Rev. Rfdg. Series 1996 A,
2.75% (FSA Insured) (BPA Cr.
Local de France), VRDN (a)(d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

Long Beach Hbr. Rev.:

Participating VRDN Series SG     $ 5,880                               $ 5,880
73, 3.16% (Liquidity
Facility Societe Generale)
(a)(d)(e)

Series A, 2.85% 3/1/00, CP (d)    4,900                                 4,900

Los Angeles County Gen.           58,800                                58,926
Oblig. TRAN Series 1999
2000,  4% 6/30/00

Los Angeles County Metro.
Trans. Auth. Rev.
Participating VRDN:

Series SGB 2, 3.61%               12,700                                12,700
(Liquidity Facility Societe
Generale) (a)(e)

Series SGB 3, 3.61%               10,570                                10,570
(Liquidity Facility Societe
Generale) (a)(e)

Los Angeles County Metro.
Trans. Auth. Sales Tax Rev.
Participating VRDN:

Series FRRI 30, 2.45%             2,300                                 2,300
(Liquidity Facility Bank of
New York NA) (a)(e)

Series SG 46, 3.11%               3,600                                 3,600
(Liquidity Facility Societe
Generale) (a)(e)

Series SG 54, 3.11%               3,000                                 3,000
(Liquidity Facility Societe
Generale) (a)(e)

Los Angeles County Schools        10,900                                10,938
Pooled Fing. Prog. Ctfs. of
Prtn. TRAN (Pooled Trans.
Proj.) Series B, 4% 9/29/00
(FSA Insured)

Los Angeles Dept. Arpts. Rev.     2,600                                 2,600
Participating VRDN Series SG
61, 3.16% (Liquidity
Facility Societe Generale)
(a)(d)(e)

Los Angeles Dept. Wtr. & Pwr.
Wtrwks. Rev.:

Participating VRDN Series         8,500                                 8,500
1999 L, 3.75% (Liquidity
Facility First Union Nat'l.
Bank, North Carolina) (a)(e)

2.9% 3/3/00, LOC Bayerische       5,000                                 5,000
Landesbank Girozentrale, LOC
Bank of America NA, CP

3.15% 4/5/00, LOC Bayerische      6,100                                 6,100
Landesbank Girozentrale, LOC
Bank of America NA, CP

Los Angeles Gen. Oblig. TRAN      22,800                                22,847
Series 1999, 4% 6/30/00

Los Angeles Hbr. Dept. Rev.
Participating VRDN:

Series FRRI 7, 2.55%              15,100                                15,100
(Liquidity Facility Bank of
New York NA) (a)(d)(e)

Series FRRI A17, 2.6%             2,400                                 2,400
(Liquidity Facility
Commerzbank AG) (a)(d)(e)

Series SG 59, 3.16%               8,950                                 8,950
(Liquidity Facility Societe
Generale) (a)(d)(e)

Los Angeles Wastewtr. Sys.        5,400                                 5,400
Rev. 3.3% 3/16/00,  LOC UBS
AG, LOC Morgan Guaranty
Trust Co., NY, CP

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

Los Rios Cmnty. College          $ 2,900                               $ 2,900
District Participating VRDN
Series FRRI A42, 2.45%
(Liquidity Facility Bank of
New York NA) (a)(e)

Marin County Gen. Oblig.          16,000                                16,000
Participating VRDN  Series
FRRI A20, 2.45% (Liquidity
Facility Bank of  New York
NA) (a)(e)

Merced County Gen. Oblig.         5,800                                 5,811
TRAN Series 1999 2000, 4%
6/30/00

Metro. Wtr. District Southern
California Series B:

2.5% 3/7/00, CP                   3,900                                 3,900

3.6% 4/10/00, CP                  10,300                                10,300

Metro. Wtr. District Southern     6,880                                 6,880
California Wtrwks. Rev.
Participating VRDN Series
Merlots 99 O, 3.75%
(Liquidity Facility First
Union Nat'l. Bank, North
Carolina) (a)(e)

Northern California Pwr.          1,300                                 1,300
Transmission Rev.
Participating  VRDN Series
FRRI 16, 2.45% (Liquidity
Facility Bank of  New York
NA) (a)(e)

Oakland Rev. Participating        3,000                                 3,000
VRDN Series Merlots 00 M,
3.3% (Liquidity Facility
First Union Nat'l. Bank,
North Carolina) (a)(e)

Oceanside Multi-family Rev.       6,000                                 6,000
(Lakeridge Apt. Proj.)
Series 1994, 4% (Continental
Casualty Co. Guaranteed),
VRDN (a)

Orange County Apt. Dev. Rev.      5,000                                 5,000
(Aliso Creek Proj.) Series
1992 B, 2.35%, LOC Freddie
Mac, VRDN (a)

Orange County Local Trans.        11,300                                11,300
Auth. Sales Tax Rev. 2.8%
3/1/00, LOC Cr. Local de
France, CP

Orange County Spl. Fing.          4,000                                 4,000
Auth. Teeter Plan Rev.
Series C, 2.65% (AMBAC
Insured), VRDN (a)

Paramount Hsg. Auth.              4,700                                 4,700
Multi-family Hsg. Rev.
(Century Place Apts. Proj.)
Series 1999 A, 2.7%  (Fannie
Mae Guaranteed), VRDN (a)(d)

Peninsula Corridor JT Powers      11,900                                11,960
Board Farebox Rev. RAN
Series A, 4.45% 10/13/00

Pleasant Hill Redev. Agcy.        1,460                                 1,460
Multi-family Hsg. Rev.
(Chateau III Proj.) Series
1996 A, 2.55%, (Macengle Sr.
Svcs.)  LOC Commerzbank AG,
VRDN (a)(d)

Riverside County School Fing.     4,500                                 4,510
Auth. Rev. TRAN Series 1999
2000 A, 4% 8/1/00

Sacramento Muni. Util.            13,950                                13,950
District Elec. Rev. Series
I, 2.95% 3/6/00, LOC
Bayerische Landesbank
Girozentrale,  LOC
Westdeutsche Landesbank
Girozentrale, CP

San Bernardino County Indl.       2,300                                 2,300
Dev. Auth. Rev. (W&H
Voortman, Inc. Proj.) 2.6%,
LOC California Teachers
Retirement Sys., VRDN (a)(d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

San Diego County Reg'l.          $ 10,900                              $ 10,900
Trans. Commission Sales Tax
Rev. Series A, 2.8% 3/1/00
(Liquidity Facility Morgan
Guaranty Trust Co., NY), CP

San Diego Unified School          3,700                                 3,715
District TRAN 4.25% 9/29/00

San Francisco Bay Area            6,500                                 6,500
Transit Fing. Auth. Series
A, 2.9% 3/3/00, LOC
Bayerische Landesbank
Girozentrale, CP

San Francisco City & County
Participating VRDN:

Series BA 96 AA2, 3.46%           1,740                                 1,740
(Liquidity Facility Bank of
America NA) (a)(e)

Series BA 96 AA3, 3.46%           4,210                                 4,210
(Liquidity Facility Bank of
America NA) (a)(e)

Series BA 96 AA4, 3.46%           4,450                                 4,450
(Liquidity Facility Bank of
America NA) (a)(e)

San Francisco City & County       6,900                                 6,900
Arpt. Commission Int'l.
Arpt. Rev. Participating
VRDN Series SSP 32, 3.02%
(Liquidity Facility Chase
Manhattan Bank) (a)(d)(e)

San Juan Unified School           17,230                                17,230
District Participating VRDN
Series FRRI A41, 2.45%
(Liquidity Facility Bank of
New York NA) (a)(e)

San Leandro Multi-family Hsg.     5,000                                 5,000
Rev. (Carlton Plaza Proj.)
2.55%, LOC Commerzbank AG,
VRDN (a)(d)

San Luis Obispo County Office     10,400                                10,412
of Ed. TRAN Series 1999,
3.75% 6/30/00

Santa Clara County Gen.           9,000                                 9,000
Oblig. Participating VRDN
Series FRRI A18, 2.45%
(Liquidity Facility Bank of
New York NA) (a)(e)

Santa Rosa Multi-Family Hsg.      5,750                                 5,750
Rev. (Quail Run Apts./Santa
Rosa Hsg. Partners Proj.)
Series 1997 A, 2.55%,  LOC
U.S. Bank NA, Minnesota,
VRDN (a)(d)

Solano County Gen. Oblig. BAN     4,400                                 4,424
4.5% 12/15/00

South Coast Local Ed. Agcy.       3,700                                 3,707
TRAN Series 1999 A, 4%
6/30/00 (MBIA Insured)

Univ. of California Revs.:

Rfdg. Participating VRDN          20,000                                20,000
Series 1997 G, 3.75%
(Liquidity Facility First
Union Nat'l. Bank, North
Carolina) (a)(e)

Series A, 3.15% 4/5/00, CP        2,600                                 2,600

                                                                        871,017

GUAM - 0.5%

Guam Pwr. Auth. Rev.              5,545                                 5,545
Participating VRDN Series PA
531, 3.71% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (a)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

PUERTO RICO - 0.4%

Puerto Rico Elec. Pwr. Auth.     $ 5,000                               $ 5,000
Pwr. Rev. Participating VRDN
Series ROC 2 99 3, 3.61%
(Liquidity Facility Salomon
Smith Barney Hldgs., Inc.)
(a)(e)

                                 SHARES

OTHER - 19.7%

Municipal Central Cash Fund,      223,931,787                           223,932
3.87% (b)(c)

TOTAL INVESTMENT PORTFOLIO -                                            1,105,494
97.0%

NET OTHER ASSETS - 3.0%                                                 34,035

NET ASSETS - 100%                                         $ 1,139,529


Total Cost for Income Tax Purposes  $ 1,105,494

SECURITY TYPE ABBREVIATIONS

BAN - BOND ANTICIPATION NOTE

CP  - COMMERCIAL PAPER

RAN - REVENUE ANTICIPATION NOTE

TRAN - TAX AND REVENUE
       ANTICIPATION NOTE

VRDN - VARIABLE RATE DEMAND NOTE

LEGEND

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(e) Provides evidence of ownership in one or more underlying municipal bonds.

INCOME TAX INFORMATION

At February 29, 2000, the fund had a capital loss carryforward of approximately $462,000 of which $422,000 and $40,000 will expire on February 28, 2003 and 2006, respectively.

During the fiscal year ended February 29, 2000, 100% of the fund's income dividends was free from federal income tax, and 29.14% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited).

SPARTAN CALIFORNIA MUNICIPAL MONEY MARKET FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)                        FEBRUARY
                                         29, 2000

ASSETS

Investment in securities, at            $ 1,105,494
value -  See accompanying
schedule

Receivable for investments               20,284
sold

Receivable for fund shares               4,688
sold

Interest receivable                      11,315

 TOTAL ASSETS                            1,141,781

LIABILITIES

Payable for fund shares        $ 1,659
redeemed

Distributions payable           126

Accrued management fee          458

Other payables and accrued      9
expenses

 TOTAL LIABILITIES                       2,252

NET ASSETS                              $ 1,139,529

Net Assets consist of:

Paid in capital                         $ 1,139,998

Accumulated net realized gain            (469)
(loss) on investments

NET ASSETS, for 1,139,994               $ 1,139,529
shares outstanding

NET ASSET VALUE, offering                $1.00
price and redemption price
per share ($1,139,529
(divided by) 1,139,994
shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS                  YEAR
                                      ENDED FEBRUARY 29, 2000

INTEREST INCOME                       $ 38,953

EXPENSES

Management fee               $ 5,993

Non-interested trustees'      4
compensation

 Total expenses before        5,997
reductions

 Expense reductions           (73)     5,924

NET INTEREST INCOME                    33,029

NET REALIZED GAIN (LOSS) ON            133
INVESTMENT SECURITIES

NET INCREASE IN NET ASSETS            $ 33,162
RESULTING FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             YEAR ENDED FEBRUARY 29, 2000  YEAR ENDED FEBRUARY 28, 1999

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 33,029                      $ 36,524

 Net realized gain (loss)         133                           23

 NET INCREASE (DECREASE) IN       33,162                        36,547
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (33,029)                      (36,524)
from net interest income

Share transactions at net         1,052,760                     1,272,706
asset value of $1.00 per
share Proceeds from sales of
shares

 Reinvestment of                  31,293                        35,094
distributions from net
interest income

 Cost of shares redeemed          (1,174,077)                   (1,431,158)

 NET INCREASE (DECREASE) IN       (90,024)                      (123,358)
NET ASSETS AND SHARES
RESULTING FROM SHARE
TRANSACTIONS

  TOTAL INCREASE (DECREASE)       (89,891)                      (123,335)
IN NET ASSETS

NET ASSETS

 Beginning of period              1,229,420                     1,352,755

 End of period                   $ 1,139,529                   $ 1,229,420


FINANCIAL HIGHLIGHTS

YEARS ENDED FEBRUARY 28,         2000 E   1999     1998     1997     1996 E

SELECTED PER-SHARE DATA

Net asset value,  beginning      $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000
of period

Income from Investment            .028     .028     .032     .031     .035
Operations Net interest
income

Less Distributions

From net interest income          (.028)   (.028)   (.032)   (.031)   (.035)

Net asset value, end of period   $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000

TOTAL RETURN A, B                 2.79%    2.84%    3.26%    3.18%    3.60%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,140  $ 1,229  $ 1,353  $ 1,344  $ 1,307
(in millions)

Ratio of expenses to average      .50%     .50%     .45% C   .35% C   .31% C
net assets

Ratio of expenses to average      .49% D   .49% D   .45%     .34% D   .31%
net assets after expense
reductions

Ratio of net interest income      2.75%    2.81%    3.21%    3.14%    3.55%
to average net assets


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

B TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE.

C FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.

D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

E FOR THE YEAR ENDED FEBRUARY 29

FIDELITY CALIFORNIA MUNICIPAL MONEY MARKET FUND

PERFORMANCE: THE BOTTOM LINE


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED FEBRUARY 29, 2000    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY CA MUNICIPAL MONEY        2.69%        15.45%        34.87%
MARKET

California Tax-Free   Money        2.51%        15.15%        34.79%
Market Funds Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the California tax-free money market funds average, which reflects the performance of California tax-free money market funds with similar objectives tracked by IBC Financial Data, Inc. The past one year average represents a peer group of 44 money market funds.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED FEBRUARY 29, 2000    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY CA MUNICIPAL MONEY        2.69%        2.92%         3.04%
MARKET

California Tax-Free   Money        2.51%        2.86%         3.03%
Market Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

YIELDS
                              2/28/00  11/29/99  8/30/99  5/31/99  3/1/99



California Municipal  Money   2.48%    3.05%     2.55%    2.57%    2.26%
Market



California Tax-Free Money     2.28%    2.91%     2.40%    2.55%    2.17%
Market Funds Average



California Municipal   Money  4.26%    5.24%     4.38%    4.42%    3.88%
Market Tax-equivalent



Portion of fund's income      26.34%   21.79%    21.48%   16.86%   20.53%
subject to state taxes




Row: 1, Col: 1, Value: 2.48
Row: 1, Col: 2, Value: 2.28
Row: 2, Col: 1, Value: 3.05
Row: 2, Col: 2, Value: 2.91
Row: 3, Col: 1, Value: 2.55
Row: 3, Col: 2, Value: 2.4
Row: 4, Col: 1, Value: 2.57
Row: 4, Col: 2, Value: 2.55
Row: 5, Col: 1, Value: 2.26
Row: 5, Col: 2, Value: 2.17
4% -
3% -
2% -
1% -
0%
California Municipal
 Money Market
California Tax-Free
 Money Market
 Funds Average
YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the California tax-free money market funds average as tracked by IBC Financial Data, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 2000 federal and state income tax rate of 41.95%. The fund's yields mentioned above reflect that a portion of the fund's income was subject to state taxes. A portion of the fund's income may be subject to the federal alternative minimum tax.

A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE

Yields on tax-free investments
are usually lower than yields
on taxable investments.
However, a straight
comparison between the two
may be misleading because it
ignores the way taxes
reduce taxable returns.
Tax-equivalent yield - the
yield you'd have to earn on a
similar taxable investment to
match the tax-free yield -
makes the comparison more
meaningful. Keep in mind that
the U.S. government neither
insures nor guarantees a
money market fund. And there
is no assurance that a money
market fund will maintain a
$1 share price.
(checkmark)

FIDELITY CALIFORNIA MUNICIPAL MONEY MARKET FUND

FUND TALK: THE MANAGER'S OVERVIEW

(Photograph of Diane McLaughlin)

An interview with Diane McLaughlin, Portfolio Manager of Fidelity
California Municipal Money Market Fund

Q. WHAT WAS THE INVESTMENT ENVIRONMENT LIKE DURING THE 12 MONTHS THAT ENDED FEBRUARY 29, 2000, DIANE?

A. Economic growth was solid throughout the period. The wealth effect created by appreciating equity and real estate markets fueled consumer spending, a significant component of gross domestic product. Growth in real GDP - gross domestic product adjusted for inflation - was 4.6% in 1999, including a rate of 7.3% in the fourth quarter, its largest gain in three years. Meanwhile, unemployment hit record lows; it ended 1998 at 4.4% and trended downward throughout 1999, ultimately falling to 4.0% in January 2000, the lowest jobless rate since 1970. With economic growth this strong and employment this tight, wage pressures were expected to carry through to the consumer in the form of higher prices. In large part, though, increased productivity offset inflationary tendencies. In spite of this relatively tame inflation backdrop, the Federal Reserve Board felt that action was warranted on its part. Striking against inflation before it emerged, the Fed raised the rate banks charge each other for overnight loans - known as the fed funds target rate - four times, in June, August, and November 1999, and in February 2000. These rate hikes brought the fed funds target rate up to 5.75% by the end of the period.

Q. WHAT WAS YOUR STRATEGY WITH THE FUND?

A. The overriding issue in the California municipal money market was heavy demand but not enough supply. The combination of these technical factors caused yields on many California municipal money market securities to fall to relatively unattractive levels. As a result, I turned some of my focus - within the limits set by the fund's prospectus - to out-of-state investment opportunities that offered more appealing after-tax yields than tax-free alternatives in the California market. Even though more of shareholders' income will be taxable at the state level this year because of the out-of-state investments, I pursued this strategy so the fund could provide higher yields on a tax-adjusted basis than if I had chosen to invest the same assets in significantly lower-yielding, tax-exempt California securities. In addition, for most of the period the fund's average maturity was longer than its peers, during a time when yields were expected to move higher. This approach may seem inconsistent with my fundamental outlook for higher yields in the future. Typically, in a rising interest-rate environment I would maintain a relatively short average maturity to enable the fund to re-invest maturing assets at new, higher rates. However, because of the supply/demand imbalance within the California market, short-term California money market securities offered very unattractive yields. As a result, I purchased longer-term money market securities during periods when they offered yields that I felt compensated the fund adequately given my outlook for rising interest rates.

Q. HOW DID THE FUND PERFORM?

A. The fund's seven-day yield on February 29, 2000, was 2.49%, compared to 2.24% 12 months ago. The latest yield was the equivalent of a 4.28% taxable yield for investors in the 41.95% combined state and federal tax bracket. The fund's yields reflect that a portion of the fund's income was subject to state taxes. Through February 29, 2000, the fund's 12-month total return was 2.69%, compared to 2.51% for the California tax-free money market funds average, according to IBC Financial Data, Inc.

Q. WHAT IS YOUR OUTLOOK?

A. Recently, hints of higher prices have emerged, led by increases in energy prices and higher mortgage rates resulting from rising interest rates. This change , combined with the continued strength of the U.S. economy, is likely to prompt the Fed to continue raising short-term interest rates. The market has priced in at least two more 0.25 percentage point increases in the Fed funds target rate, and the Fed may be even more aggressive if price increases accelerate. Assets continue to flow into California municipal money market funds, so I expect the technical pressures that have characterized the state's municipal money market to continue. As a result, I anticipate continuing to look for out-of-state investment opportunities that offer more attractive yields than those found in California. In addition, if longer-term securities continue to be relatively attractive, the fund may have a longer maturity than its peers.

FUND FACTS

GOAL: seeks as high a level of
current income, exempt from
federal and California state
personal income tax, as is
consistent with preservation
of capital

FUND NUMBER: 097

TRADING SYMBOL: FCFXX

START DATE: July 7, 1984

SIZE: as of February 29,
2000, more than $1.8
billion

MANAGER: Diane McLaughlin,
since 1997; manager,
various Fidelity and Spartan
municipal money market
funds; joined Fidelity in
1992
(checkmark)

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

FIDELITY CALIFORNIA MUNICIPAL MONEY MARKET FUND

INVESTMENT CHANGES


MATURITY DIVERSIFICATION

DAYS                     % OF FUND'S INVESTMENTS 2/29/00  % OF FUND'S INVESTMENTS 8/31/99  % OF FUND'S INVESTMENTS 2/28/99

  0 - 30                  76.2                             67.4                             74.3

 31 - 90                  3.6                              17.4                             5.4

 91 - 180                 15.0                             1.2                              12.6

181 - 397                 5.2                              14.0                             7.7

WEIGHTED AVERAGE MATURITY

                         2/29/00                          8/31/99                          2/28/99

Fidelity California
Municipal                37 DAYS                          57 Days                          41 Days
 Money Market Fund

California Tax Free Money 41 DAYS                         58 Days                          40 Days
Market Funds Average *



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF FEBRUARY 29, 2000                                          AS OF AUGUST 31, 1999

                          Variable Rate  Demand Notes                                   Variable Rate  Demand Notes
                          (VRDNs) 46.5%                                                 (VRDNs) 38.0%

                          Commercial Paper (including                                   Commercial Paper (including
                          CP Mode) 11.2%                                                CP Mode) 14.5%

                          Tender Bonds 0.2%                                             Tender Bonds 4.6%

                          Municipal Notes 18.2%                                         Municipal Notes 20.4%

                          Municipal Money  Market Funds                                 Municipal Money  Market Funds
                          19.6%                                                         19.6%

                          Other Investments  and Net                                    Other Investments  and Net
                          Other Assets 4.3%                                             Other Assets 2.9%



Row: 1, Col: 1, Value: 46.5
Row: 1, Col: 2, Value: nil
Row: 1, Col: 3, Value: 11.2
Row: 1, Col: 4, Value: 0.2
Row: 1, Col: 5, Value: 18.2
Row: 1, Col: 6, Value: 4.3
Row: 1, Col: 7, Value: 19.6
Row: 1, Col: 8, Value: 4.3

Row: 1, Col: 1, Value: 38.0
Row: 1, Col: 2, Value: 14.5
Row: 1, Col: 3, Value: 14.5
Row: 1, Col: 4, Value: 4.6
Row: 1, Col: 5, Value: 20.4
Row: 1, Col: 6, Value: 2.5
Row: 1, Col: 7, Value: 19.6
Row: 1, Col: 8, Value: 2.9

PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.
FIDELITY CALIFORNIA MUNICIPAL MONEY MARKET FUND

INVESTMENTS FEBRUARY 29, 2000

Showing Percentage of Net Assets


MUNICIPAL SECURITIES - 96.9%

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

CALIFORNIA - 75.0%

Alameda County Ind. Dev.         $ 1,750                               $ 1,750
Auth. Rev. Rfdg. (Longview
Fibre Co. Proj.) Series
1988, 4.15%, LOC ABN-AMRO
Bank NV, VRDN (a)

Anaheim Hsg. Auth.                5,000                                 5,000
Multi-family Hsg. Rev. (Bel
Age Apt. Proj.) 2.4% (Fannie
Mae Guaranteed), VRDN (a)(d)

Berkeley Gen. Oblig. BAN          8,300                                 8,331
Series 1999 2000, 4.25%
12/14/00

California Cmnty. College         11,900                                11,909
Fing. Auth. Rev. TRAN Series
1999 B, 4% 7/28/00 (FSA
Insured)

California Dept. of Wtr.          2,038                                 2,038
Resources Central Valley
Proj. Wtr. Sys. Rev. Series
1, 3% 3/10/00, CP

California Econ. Dev. Fing.       1,000                                 1,000
Auth. Ind. Dev. Rev.
(Kuhnash Properties III,
LLC/Arkay Plastics, LLC
Proj.) Series 1997, 3.75%,
LOC PNC Bank NA, VRDN (a)(d)

California Econ. Dev. Fing.
Auth. Rev. (California
Independent Sys. Operator
Corp. Proj.):

Series 1998 A, 2.4%, LOC Bank     6,500                                 6,500
of America NA, VRDN (a)

Series 1998 C, 2.3%, LOC Bank     13,200                                13,200
of America NA, VRDN (a)

Series 1998 D, 2.4%, LOC Bank     15,000                                15,000
of America NA, VRDN (a)

California Ed. Facilities
Auth. Rev. Participating VRDN:

Series FRRI 37, 2.55%             5,200                                 5,200
(Liquidity Facility Bank of
New York NA) (a)(d)(e)

Series MSDW 98 113, 3.16%         2,520                                 2,520
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(a)(e)

California Gen. Oblig.:

Bonds Series BJ, 3.2%, tender     3,270                                 3,270
6/1/00 (d)

Participating VRDN:

Series 990501 Class A, 3.61%      8,000                                 8,000
(Liquidity Facility
Citibank, New York NA) (a)(e)

Series A39, 2.45% (Liquidity      80,600                                80,598
Facility Bank of New York
NA) (a)(e)

Series Merlots 00 A, 3.8%         17,500                                17,500
(Liquidity Facility First
Union Nat'l. Bank, North
Carolina) (a)(d)(e)

Series Merlots 99 M, 3.75%        16,000                                16,000
(Liquidity Facility First
Union Nat'l. Bank, North
Carolina) (a)(e)

Series MSDW 98 194, 3.16%         4,000                                 4,000
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(a)(e)

Series MSDW 98 195, 3.16%         4,120                                 4,120
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(a)(e)

Series PA 315, 3.16%              2,100                                 2,100
(Liquidity Facility Merrill
Lynch & Co., Inc.) (a)(d)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

California Gen. Oblig.: -
continued

Participating VRDN:

Series PA 607R, 3.11%            $ 2,100                               $ 2,100
(Liquidity Facility Merrill
Lynch & Co., Inc.) (a)(e)

Series PT 1211, 3.11%             15,990                                15,990
(Liquidity Facility Merrill
Lynch & Co., Inc.) (a)(e)

Series Putters 132, 3.16%         22,215                                22,215
(Liquidity Facility  J.P.
Morgan & Co., Inc.) (a)(e)

Series Putters 142, 3.18%         1,300                                 1,300
(Liquidity Facility Morgan
Guaranty Trust Co., NY)
(a)(e)

Series SGB 7, 3.61%               2,700                                 2,700
(Liquidity Facility Societe
Generale) (a)(e)

RAN Series A, 4% 6/30/00          14,655                                14,688

2.3% 3/2/00, CP                   3,600                                 3,600

2.55% 3/14/00, CP                 6,200                                 6,200

2.65% 3/14/00, CP                 9,000                                 9,000

2.7% 3/9/00, CP                   11,100                                11,100

2.7% 4/6/00, CP                   30,900                                30,900

2.8% 3/3/00, CP                   3,700                                 3,700

3.1% 3/13/00, CP                  37,600                                37,600

3.4% 4/6/00, CP                   8,800                                 8,800

California Health Facilities
Fing. Auth. Rev.:

Participating VRDN Series         8,940                                 8,940
1990, 3.16% (Liquidity
Facility Morgan Stanley Dean
Witter & Co.) (a)(e)

(Sutter Health Proj.) Series      9,400                                 9,400
1996 B, 3.2% (AMBAC
Insured), VRDN (a)

California Hsg. Fin. Agcy.
Rev.:

Bonds Series D, 3.02% 4/30/00     2,700                                 2,700
(MBIA Insured) (d)

Participating VRDN:

Series BA 96 D1, 3.46%            3,225                                 3,225
(Liquidity Facility Bank of
America NA) (a)(d)(e)

Series PA 58, 3.11%               2,040                                 2,040
(Liquidity Facility Merrill
Lynch & Co., Inc.) (a)(e)

Series PA 90, 3.16%               110                                   110
(Liquidity Facility Merrill
Lynch & Co., Inc.) (a)(d)(e)

Series PA 112, 3.16%              1,776                                 1,776
(Liquidity Facility Merrill
Lynch & Co., Inc.) (a)(d)(e)

Series PT 14, 3.11%               2,240                                 2,240
(Liquidity Facility
Commerzbank AG) (a)(e)

Series PT 40A, 3.16%              4,255                                 4,255
(Liquidity Facility
Commerzbank AG) (a)(d)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

California Hsg. Fin. Agcy.
Rev.: - continued

Participating VRDN:

Series PT 40B, 3.16%             $ 10,110                              $ 10,110
(Liquidity Facility
Bayerische Hypo-und
Vereinsbank AG) (a)(d)(e)

Series PT 40D, 3.16%              40                                    40
(Liquidity Facility Merrill
Lynch & Co., Inc.) (a)(d)(e)

California Hsg. Fin. Agcy.        13,765                                13,765
Single Family Mtg. Bonds
Series 1999 E, 3.4% 8/1/00
(CDC Fdg. Corp. Guaranteed)
(d)

California Poll. Cont. Fing.
Auth. Rev.:

Bonds (Southern California        3,600                                 3,600
Edison Co. Proj.) Series
1985 C, 3.15% tender
4/14/00, CP mode

(Pacific Gas & Elec. Co.
Proj.):

Series 1996 B, 2.45%, LOC         10,000                                10,000
RaboBank Nederland Coop.
Central, VRDN (a)(d)

Series 1997 C, 3.25%, LOC KBC     2,800                                 2,800
Bank, NV, VRDN (a)(d)

Series E, 3.3%, LOC Morgan        25,600                                25,600
Guaranty Trust Co.,  NY,
VRDN (a)

(Southern California Edison       2,800                                 2,800
Co. Proj.) Series 1986 A,
3.35%, VRDN (a)

Rfdg. (Pacific Gas & Elec.Co.     3,100                                 3,100
Proj.) Series 1996 G, 3.2%,
VRDN (a)

California Poll. Cont. Fing.
Auth. Solid Waste Disp. Rev.:

(New United Material              7,615                                 7,615
Manufacturing Proj.) 2.7%,
LOC California Teachers
Retirement Sys., VRDN (a)(d)

(Western Waste Industries         3,000                                 3,000
Proj.) Series 1994 A, 2.8%,
LOC BankBoston NA, VRDN
(a)(d)

California Pub. Works Board
Lease Rev. Participating VRDN:

Series 2000 B, 3.49%              2,600                                 2,600
(Liquidity Facility Bank of
America NA) (a)(e)

Series MSDW 00 210, 3.16%         3,045                                 3,045
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(a)(e)

California School Cash            60,935                                61,071
Reserve Prog. Auth. TRAN
Series 1999 A, 4% 7/3/00
(AMBAC Insured)

California School Fin. Auth.      7,800                                 7,820
BAN Series A, 4.25% 10/1/00

California Statewide Cmntys.
Dev. Auth. Multi-family Rev.:

(One Park Place Proj.) Series     4,000                                 4,000
1999, 2.45%, (Irvine Apt.
Cmnty.) LOC Bank of America
NA, VRDN (a)(d)

(Sunrise of Danville Proj.)       6,165                                 6,165
2.4%, LOC Commerzbank AG,
VRDN (a)(d)

(Sunrise of Moraga Proj.)         1,200                                 1,200
Series 1997 G, 2.55%,  LOC
Commerzbank AG, VRDN (a)(d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

California Statewide Cmntys.
Dev. Auth. Rev.:

(JTF Enterprises LLC Proj.)      $ 3,000                               $ 3,000
Series 1996 A, 2.6%,  LOC
Bank of America NA, VRDN
(a)(d)

TRAN (Riverside Co. Proj.)        25,300                                25,383
Series C2, 4% 9/29/00

California Statewide Cmntys.      4,550                                 4,550
Dev. Auth. Rev. Ctfs. of
Prtn. (Saint Joseph Health
Sys. Proj.) 2.5%, VRDN (a)

California Statewide Cmntys.
Dev. Corp. Rev.:

(Andercraft Prod., Inc.           525                                   525
Proj.) Series 1989, 2.6%,
LOC California Teachers
Retirement Sys., VRDN (a)(d)

(Bro-Co. Gen. Partnership         3,160                                 3,160
Proj.) Series 1990, 2.6%,
LOC California Teachers
Retirement Sys., VRDN (a)(d)

(Cordeiro Vault Co., Inc.         990                                   990
Proj.) Series 1996 M, 2.6%,
LOC California Teachers
Retirement Sys., VRDN (a)(d)

(Duke, Inc. Proj.) Series         1,230                                 1,230
1996 E, 2.6%, LOC Wells
Fargo Bank NA, San
Francisco, VRDN (a)(d)

(Evapco, Inc. Proj.) Series       1,330                                 1,330
1996 K, 2.6%, LOC Bank of
America NA, VRDN (a)(d)

(Fibrebond West, Inc. Proj.)      3,700                                 3,700
Series 1996 N, 2.6%,  LOC
California Teachers
Retirement Sys., VRDN (a)(d)

(Fulton Properties Ltd., Inc.     3,095                                 3,095
Proj.) Series 1996 F, 2.6%,
LOC California Teachers
Retirement Sys., VRDN (a)(d)

(Lansmont Corp. Proj.) Series     2,085                                 2,085
1996 G, 2.6%, LOC Wells
Fargo Bank NA, San
Francisco, VRDN (a)(d)

(Lynwood Enterprises LLC          3,400                                 3,400
Proj.) Series 1997 D, 2.6%,
LOC Fleet Nat'l. Bank, VRDN
(a)(d)

(Merrill Packaging Proj.)         1,460                                 1,460
2.6%, LOC Wells Fargo Bank
NA, San Francisco, VRDN
(a)(d)

(Peet's Coffee & Tea, Inc.        2,180                                 2,180
Proj.) Series 1995 E, 2.6%,
LOC California Teachers
Retirement Sys., VRDN (a)(d)

(Redline Synthetic Oil Corp.      1,000                                 1,000
Proj.) 2.6%, LOC California
Teachers Retirement Sys.,
VRDN (a)(d)

(Setton Properties, Inc.          2,560                                 2,560
Proj.) Series 1995 E, 2.6%,
LOC Wells Fargo Bank NA, San
Francisco, VRDN (a)(d)

(Sunclipse, Inc., Union City      2,135                                 2,135
Proj.) Series 1989, 2.6%,
LOC California Teachers
Retirement Sys., VRDN (a)(d)

(Sys. Engineering & Mgmt. Co.     1,470                                 1,470
Proj.) 2.6%,  LOC California
Teachers Retirement Sys.,
VRDN (a)(d)

(Tri-Valleys Growers Proj.)       1,900                                 1,900
Series 1995 F, 2.6%,  LOC
ABN-AMRO Bank NV, VRDN (a)(d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

California Statewide Cmntys.
Dev. Corp. Rev.: - continued

(W&H Voortman, Inc. Proj.)       $ 960                                 $ 960
Series 1990, 2.6%,  LOC
California Teachers
Retirement Sys., VRDN (a)(d)

Central Valley Schools Fin.       12,900                                12,900
Auth. Participating VRDN
Series FRRI 99 A45, 2.45%
(Liquidity Facility Bank of
New York NA) (a)(e)

Chula Vista Ind. Dev. Rev.
Bonds (San Diego Gas & Elec.
Co. Proj.) Series C:

3.05% tender 3/6/00, CP mode      10,000                                10,000
(d)

3.15% tender 4/13/00, CP mode     2,400                                 2,400
(d)

Contra Costa County TRAN          2,400                                 2,408
Series A, 4% 9/29/00

Elsinore Valley Muni. Wtr.        7,700                                 7,700
District Ctfs. of Prtn.
Series A,  2.4% (FGIC
Insured), VRDN (a)

Fowler Ind. Dev. Auth. Ind.       4,200                                 4,200
Dev. Rev. (Bee Sweet Citrus,
Inc. Proj.) Series 1995,
2.8%, LOC Bank of America
NA, VRDN (a)(d)

Fremont Gen. Oblig. TRAN 3.5%     6,400                                 6,403
6/30/00

Fresno County Gen. Oblig.         20,000                                20,046
TRAN 4% 6/30/00

Kern County Gen. Oblig. TRAN      12,600                                12,629
4% 6/30/00

Lassen Muni. Util. District       2,765                                 2,765
Rev. Rfdg. Series 1996 A,
2.75% (FSA Insured) (BPA Cr.
Local de France), VRDN (a)(d)

Long Beach Hbr. Rev.:

Participating VRDN:

Series FRRI A7, 2.55%             9,900                                 9,900
(Liquidity Facility
Bayerische Hypo-und
Vereinsbank AG) (a)(d)(e)

Series SG 73, 3.16%               3,000                                 3,000
(Liquidity Facility Societe
Generale) (a)(d)(e)

Series A:

2.4% 3/6/00, CP (d)               4,000                                 4,000

2.85% 3/1/00, CP (d)              11,600                                11,600

Los Angeles County Gen.           58,550                                58,670
Oblig. TRAN Series 1999
2000,  4% 6/30/00

Los Angeles County Metro.
Trans. Auth. Rev.
Participating VRDN:

Series SGB 2, 3.61%               26,850                                26,850
(Liquidity Facility Societe
Generale) (a)(e)

Series SGB 3, 3.61%               5,500                                 5,500
(Liquidity Facility Societe
Generale) (a)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

Los Angeles County Metro.
Trans. Auth. Sales Tax Rev.:

Participating VRDN:

Series FRRI 30, 2.45%            $ 1,900                               $ 1,900
(Liquidity Facility Bank of
New York NA) (a)(e)

Series SG 46, 3.11%               2,930                                 2,930
(Liquidity Facility Societe
Generale) (a)(e)

Series SG 54, 3.11%               2,525                                 2,525
(Liquidity Facility Societe
Generale) (a)(e)

Series 1993 A, 2.4% (MBIA         20,455                                20,455
Insured) (BPA Cr. Local de
France), VRDN (a)

Los Angeles County Schools        14,100                                14,149
Pooled Fing. Prog. Ctfs. of
Prtn. TRAN (Pooled Trans.
Proj.) Series B, 4% 9/29/00
(FSA Insured)

Los Angeles Dept. Arpts. Rev.     3,400                                 3,400
Participating VRDN Series SG
61, 3.16% (Liquidity
Facility Societe Generale)
(a)(d)(e)

Los Angeles Dept. Wtr. & Pwr.
Wtrwks. Rev.:

Participating VRDN Series         11,500                                11,500
1999 L, 3.75% (Liquidity
Facility First Union Nat'l.
Bank, North Carolina) (a)(e)

3.15% 4/5/00, LOC Bayerische      7,600                                 7,600
Landesbank Girozentrale, LOC
Bank of America NA, CP

Los Angeles Gen. Oblig. TRAN      27,200                                27,257
Series 1999, 4% 6/30/00

Los Angeles Hbr. Dept. Rev.
Participating VRDN:

Series FRRI 7, 2.55%              8,520                                 8,520
(Liquidity Facility Bank of
New York NA) (a)(d)(e)

Series FRRI A17, 2.6%             3,000                                 3,000
(Liquidity Facility
Commerzbank AG) (a)(d)(e)

Series SG 59, 3.16%               4,725                                 4,725
(Liquidity Facility Societe
Generale) (a)(d)(e)

Los Angeles Unified School
District:

Bonds Series 1999 C, 4% 7/1/00    7,715                                 7,731

Participating VRDN:

Series 1999 A19, 2.45%            8,500                                 8,500
(Liquidity Facility Bank of
New York NA) (a)(e)

Series MS 98 60, 3.16%            4,345                                 4,345
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(a)(e)

TRAN Series 1999 2000 A, 4%       4,000                                 4,009
6/30/00

Los Angeles Wastewtr. Sys.
Rev.:

Participating VRDN Series SGA     6,970                                 6,970
26, 3% (Liquidity Facility
Societe Generale) (a)(e)

3.3% 3/16/00, LOC UBS AG, LOC     6,500                                 6,500
Morgan Guaranty  Trust Co.,
NY, CP

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

Los Rios Cmnty. College          $ 17,100                              $ 17,100
District Participating VRDN
Series FRRI A42, 2.45%
(Liquidity Facility Bank of
New York NA) (a)(e)

M-S-R Pub. Pwr. Agcy. San         8,700                                 8,700
Juan Proj. Rev. Sub Lien
Series F, 3.2% (MBIA
Insured) (BPA Bank One NA,
Chicago), VRDN (a)

Marin County Gen. Oblig.          19,280                                19,280
Participating VRDN Series
FRRI A20, 2.45% (Liquidity
Facility Bank of New York
NA) (a)(e)

Merced County Gen. Oblig.         4,700                                 4,709
TRAN Series 1999 2000,  4%
6/30/00

Metro. Wtr. District Southern     6,100                                 6,100
California Series B,  2.5%
3/7/00, CP

Metro. Wtr. District Southern     9,500                                 9,500
California Wtrwks. Rev.
Participating VRDN Series
Merlots 99 O, 3.75%
(Liquidity Facility First
Union Nat'l. Bank, North
Carolina) (a)(e)

Newark Ind. Dev. Auth. Rev.       3,000                                 3,000
(Gas Tech Proj.) Series 1989
A, 3.8%, LOC Chase Manhattan
Bank, VRDN (a)(d)

Northern California Pwr.          1,300                                 1,300
Transmission Rev.
Participating  VRDN Series
FRRI 16, 2.45% (Liquidity
Facility Bank of  New York
NA) (a)(e)

Oakland Gen. Oblig. TRAN          5,000                                 5,016
Series 1999 2000, 4.25%
9/29/00

Oceanside Multi-family Rev.       6,700                                 6,700
(Lakeridge Apt. Proj.)
Series 1994, 4% (Continental
Casualty Co. Guaranteed),
VRDN (a)

Orange County Apt. Dev. Rev.:

(Aliso Creek Proj.) Series        8,025                                 8,025
1992 B, 2.35%, LOC Freddie
Mac, VRDN (a)

(Riverbend Apts. Proj.)           20,000                                20,000
Series 1999 B, 2.4%, LOC
Freddie Mac, VRDN (a)

Orange County Local Trans.        14,700                                14,700
Auth. Sales Tax Rev. 2.8%
3/1/00, LOC Cr. Local de
France, CP

Orange County Spl. Fing.          22,300                                22,300
Auth. Teeter Plan Rev.
Series C, 2.65% (AMBAC
Insured), VRDN (a)

Oxnard Redev. Agcy. Ctfs. of      3,195                                 3,195
Prtn. (Channel Islands Bus.
Ctr. Proj.) 4.225%, (Told
Corp.) LOC Wells Fargo Bank
NA, San Francisco, VRDN (a)

Paramount Hsg. Auth.              5,800                                 5,800
Multi-family Hsg. Rev.
(Century Place Apts. Proj.)
Series 1999 A, 2.7% (Fannie
Mae Guaranteed), VRDN (a)(d)

Peninsula Corridor JT Powers      15,100                                15,176
Board Farebox Rev. RAN
Series A, 4.45% 10/13/00

Pittsburg Multi-family Mtg.       7,800                                 7,800
Rev. (Fountain Plaza Apt.
Proj.) 3.85% (700 Market
Assoc.) (Fannie Mae
Guaranteed), VRDN (a)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

Placer County Union High         $ 4,000                               $ 4,011
School District TRAN  4.125%
10/1/00

Pleasant Hill Redev. Agcy.        710                                   710
Multi-family Hsg. Rev.
(Chateau III Proj.) Series
1996 A, 2.55%, (Macengle Sr.
Svcs.)  LOC Commerzbank AG,
VRDN (a)(d)

Port of Oakland Port Rev.
Participating VRDN:

Series FRRI A1, 2.55%             3,400                                 3,400
(Liquidity Facility
Commerzbank AG) (a)(d)(e)

Series FRRI A24, 2.55%            11,925                                11,925
(Liquidity Facility
Commerzbank AG) (a)(d)(e)

Riverside County School Fing.     5,500                                 5,512
Auth. Rev. TRAN Series 1999
2000 A, 4% 8/1/00

Sacramento Muni. Util.            4,000                                 4,000
District Elec. Rev.
Participating  VRDN Series
SGB 4, 3.61% (Liquidity
Facility Societe Generale)
(a)(e)

San Bernardino County Indl.
Dev. Auth. Rev.:

(McClain Citrus, Inc. Proj.)      3,000                                 3,000
2.6%, LOC California
Teachers Retirement Sys.,
VRDN (a)(d)

(NRI, Inc. Proj.) 2.6%, LOC       1,425                                 1,425
California Teachers
Retirement Sys., VRDN (a)(d)

San Diego County Reg'l.           7,300                                 7,300
Trans. Commission Sales Tax
Rev. Series A, 2.8% 3/1/00
(Liquidity Facility Morgan
Guaranty Trust Co., NY), CP

San Diego Unified School          4,600                                 4,619
District TRAN 4.25% 9/29/00

San Francisco Bay Area Rapid      1,250                                 1,250
Trans. District Sales Tax
Rev. Participating VRDN
Series PA 572, 3.11%
(Liquidity Facility Merrill
Lynch & Co., Inc.) (a)(e)

San Francisco City & County
Participating VRDN:

Series BA 96 AA1, 3.46%           3,775                                 3,775
(Liquidity Facility Bank of
America NA) (a)(e)

Series BA 96 AA2, 3.46%           2,240                                 2,240
(Liquidity Facility Bank of
America NA) (a)(e)

San Francisco City & County
Arpt. Commission Int'l.
Arpt. Rev.:

Participating VRDN:

Series MS 98 31, 3.16%            6,000                                 6,000
(Liquidity Facility Bank of
America NA) (a)(e)

Series SSP 32, 3.02%              23,600                                23,600
(Liquidity Facility Chase
Manhattan Bank) (a)(d)(e)

Series A:

2.65% 3/10/00, LOC Societe        4,700                                 4,700
Generale, CP (d)

3.3% 3/16/00, CP (d)              2,700                                 2,700

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

San Francisco City & County      $ 10,075                              $ 10,075
Parking Meter Rev.
Participating VRDN Series BA
96A, 3.11% (Liquidity
Facility Bank of America NA)
(a)(e)

San Francisco City & County       3,700                                 3,700
Swr. Rev. Participating VRDN
Series MSDW 00 237, 3.16%
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(a)(e)

San Francisco County & City
Redev. Agcy.  Participating
VRDN:

Series 1997 T, 3.11%              3,700                                 3,700
(Liquidity Facility Caisse
des Depots et Consignations)
(a)(e)

Series PT 125, 3.11%              3,055                                 3,055
(Liquidity Facility Merrill
Lynch &  Co., Inc.) (a)(e)

San Joaquin County Trans.         5,900                                 5,900
Auth. Sales Tax Rev. 3.1%
3/16/00, LOC Westdeutsche
Landesbank Girozentrale, CP

San Jose Multi-Family Hsg.        4,000                                 4,000
Rev. (Carlton Plaza Proj.)
Series 1998 A, 2.62%, LOC
Commerzbank AG, VRDN (a)(d)

San Juan Unified School           16,700                                16,700
District Participating VRDN
Series FRRI A41, 2.45%
(Liquidity Facility Bank of
New York NA) (a)(e)

San Leandro Multi-family Hsg.     3,220                                 3,220
Rev. (Carlton Plaza Proj.)
2.55%, LOC Commerzbank AG,
VRDN (a)(d)

San Luis Obispo County Office     12,475                                12,490
of Ed. TRAN Series 1999,
3.75% 6/30/00

Santa Clara County Gen.           11,000                                11,000
Oblig. Participating VRDN
Series FRRI A18, 2.45%
(Liquidity Facility Bank of
New York NA) (a)(e)

Santa Cruz Indl. Dev. Auth.       2,505                                 2,505
Rev. (Santa Cruz-Wilson
Entities Ltd. Proj.) Series
1993, 2.6%, LOC California
Teachers Retirement Sys.,
VRDN (a)(d)

Santa Rosa Multi-Family Hsg.      1,750                                 1,750
Rev. (Quail Run Apts./Santa
Rosa Hsg. Partners Proj.)
Series 1997 A, 2.55%,  LOC
U.S. Bank NA, Minnesota,
VRDN (a)(d)

Solano County Gen. Oblig. BAN     6,600                                 6,635
4.5% 12/15/00

South Coast Local Ed. Agcy.       4,480                                 4,489
TRAN Series 1999 A, 4%
6/30/00 (MBIA Insured)

Southern California Pub. Pwr.     9,300                                 9,300
Auth. Pwr. Proj. Rev.
Participating VRDN Series SG
35, 3.11% (Liquidity
Facility Societe Generale)
(a)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

Univ. of California Revs.:

Participating VRDN Series PA     $ 2,000                               $ 2,000
529, 3.11% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (a)(e)

Rfdg. Participating VRDN          13,430                                13,430
Series 1997 G, 3.75%
(Liquidity Facility First
Union Nat'l. Bank, North
Carolina) (a)(e)

Series A:

3.15% 4/5/00, CP                  3,400                                 3,400

3.55% 4/11/00, CP                 5,000                                 5,000

                                                                        1,384,963

GUAM - 0.4%

Guam Pwr. Auth. Rev.              6,500                                 6,500
Participating VRDN Series PA
531, 3.71% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (a)(e)

PUERTO RICO - 1.9%

Puerto Rico Commonwealth Gen.     6,000                                 6,000
Oblig. Participating VRDN
Series PT 1226, 3.11%
(Liquidity Facility Merrill
Lynch & Co., Inc.) (a)(e)

Puerto Rico Commonwealth Hwy.
& Trans. Auth. Trans. Rev.
Participating VRDN:

Series ROC 2 99 1, 3.61%          6,000                                 6,000
(Liquidity Facility Salomon
Smith Barney Hldgs., Inc.)
(a)(e)

Series ROC 2 99 2, 3.61%          10,000                                10,000
(Liquidity Facility Salomon
Smith Barney Hldgs., Inc.)
(a)(e)

Puerto Rico Elec. Pwr. Auth.      5,400                                 5,400
Pwr. Rev. Participating VRDN
Series ROC 2 99 3, 3.61%
(Liquidity Facility Salomon
Smith Barney Hldgs., Inc.)
(a)(e)

Puerto Rico Muni. Fin. Agcy.      3,330                                 3,330
Participating VRDN  Series
MSDW 00 225, 3.16%
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(a)(e)

Puerto Rico Pub. Fin. Corp.       4,665                                 4,665
Commonwealth Appropriation
Participating VRDN Series PA
579, 3.11% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (a)(e)

                                                                        35,395

MUNICIPAL SECURITIES -
CONTINUED

                                 SHARES                                VALUE (NOTE 1) (000S)

OTHER - 19.6%

Municipal Central Cash Fund,      362,412,265                          $ 362,412
3.87% (b)(c)

TOTAL INVESTMENT PORTFOLIO -                                            1,789,270
96.9%

NET OTHER ASSETS - 3.1%                                                 57,852

NET ASSETS - 100%                                         $ 1,847,122


Total Cost for Income Tax Purposes  $ 1,789,270

SECURITY TYPE ABBREVIATIONS

BAN - BOND ANTICIPATION NOTE

CP  - COMMERCIAL PAPER

RAN - REVENUE ANTICIPATION NOTE

TRAN - TAX AND REVENUE
       ANTICIPATION NOTE

VRDN - VARIABLE RATE DEMAND NOTE

LEGEND

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(e) Provides evidence of ownership in one or more underlying municipal bonds.

INCOME TAX INFORMATION

At February 29, 2000, the fund had a capital loss carryforward of approximately $352,000 of which $307,000, $7,000, $18,000 and $20,000 will expire on February 28, 2003, 2005, 2006 and 2007, respectively.

During the fiscal year ended February 29, 2000, 100% of the fund's income dividends was free from federal income tax, and 26.70% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited).

FIDELITY CALIFORNIA MUNICIPAL MONEY MARKET FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)                        FEBRUARY
                                         29, 2000

ASSETS

Investment in securities, at            $ 1,789,270
value -  See accompanying
schedule

Receivable for investments               36,956
sold

Receivable for fund shares               40,515
sold

Interest receivable                      16,169

Prepaid expenses                         48

 TOTAL ASSETS                            1,882,958

LIABILITIES

Payable to custodian bank      $ 42

Payable for fund shares         34,679
redeemed

Distributions payable           155

Accrued management fee          582

Other payables and accrued      378
expenses

 TOTAL LIABILITIES                       35,836

NET ASSETS                              $ 1,847,122

Net Assets consist of:

Paid in capital                         $ 1,847,483

Accumulated net realized gain            (361)
(loss) on investments

NET ASSETS, for 1,847,504               $ 1,847,122
shares outstanding

NET ASSET VALUE, offering                $1.00
price and redemption price
per share ($1,847,122
(divided by) 1,847,504
shares)

STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS                    YEAR
                                         ENDED FEBRUARY 29, 2000

INTEREST INCOME                         $ 49,836

EXPENSES

Management fee                 $ 5,844

Transfer agent fees             2,310

Accounting fees and expenses    178

Non-interested trustees'        5
compensation

Custodian fees and expenses     32

Registration fees               201

Audit                           27

Legal                           9

Miscellaneous                   61

 Total expenses before          8,667
reductions

 Expense reductions             (54)     8,613

NET INTEREST INCOME                      41,223

NET REALIZED GAIN (LOSS) ON              130
INVESTMENTS

NET INCREASE (DECREASE) IN              $ 41,353
NET ASSETS RESULTING  FROM
OPERATIONS

OTHER INFORMATION
Expense reductions:

 Custodian credits                      $ 15

 Transfer agent credits                  39

                                        $ 54

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             YEAR ENDED FEBRUARY 29, 2000  YEAR ENDED FEBRUARY 28, 1999

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 41,223                      $ 30,238

 Net realized gain (loss)         130                           (18)

 NET INCREASE (DECREASE) IN       41,353                        30,220
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (41,223)                      (30,238)
from net interest income

Share transactions at net         7,583,578                     5,945,037
asset value of $1.00 per
share Proceeds from sales of
shares

 Reinvestment of                  40,210                        29,603
distributions from net
interest income

 Cost of shares redeemed          (7,131,026)                   (5,596,173)

 NET INCREASE (DECREASE) IN       492,762                       378,467
NET ASSETS AND SHARES
RESULTING FROM SHARE
TRANSACTIONS

  TOTAL INCREASE (DECREASE)       492,892                       378,449
IN NET ASSETS

NET ASSETS

 Beginning of period              1,354,230                     975,781

 End of period                   $ 1,847,122                   $ 1,354,230


FINANCIAL HIGHLIGHTS

YEARS ENDED FEBRUARY 28,         2000 C   1999     1998     1997     1996 C

SELECTED PER-SHARE DATA

Net asset value, beginning       $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000
of period

Income from Investment            .027     .027     .030     .029     .032
Operations Net interest
income

Less Distributions

From net interest income          (.027)   (.027)   (.030)   (.029)   (.032)

Net asset value, end of period   $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000

TOTAL RETURN A                    2.69%    2.71%    3.07%    2.90%    3.21%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,847  $ 1,354  $ 976    $ 820    $ 733
(in millions)

Ratio of expenses to average      .56%     .59%     .62%     .62%     .64%
net assets

Ratio of expenses to average      .56%     .59%     .61% B   .61% B   .64%
net assets after expense
reductions

Ratio of net interest income      2.67%    2.66%    3.02%    2.86%    3.17%
to average net assets


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

B FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

C FOR THE YEAR ENDED FEBRUARY 29

NOTES TO FINANCIAL STATEMENTS
For the period ended February 29, 2000

1. SIGNIFICANT ACCOUNTING POLICIES.

Spartan California Municipal Income Fund (the income fund) is a fund of Fidelity California Municipal Trust. Spartan California Municipal Money Market Fund and Fidelity California Municipal Money Market Fund (the money market funds) are funds of Fidelity California Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity California Municipal Trust and Fidelity California Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware business trust, respectively. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. Each fund may be affected by economic and political developments in the state of California. The following summarizes the significant accounting policies of the income fund and the money market funds:

SECURITY VALUATION.

INCOME FUND. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

MONEY MARKET FUNDS. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. For the money market funds, accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.

EXPENSES. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income. Distributions

1. SIGNIFICANT ACCOUNTING

POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS -

CONTINUED

to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, market discount, capital loss carryforwards and losses deferred due to wash sales and futures. The income fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net interest income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the funds may invest in the Municipal Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the funds are recorded as interest income in the accompanying financial statements.

WHEN-ISSUED SECURITIES. Each fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities is fixed at the time the transaction is negotiated. Each fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities,

2. OPERATING POLICIES -

CONTINUED

WHEN-ISSUED SECURITIES - CONTINUED

if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

RESTRICTED SECURITIES. Certain funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, no funds had investments in restricted securities.

3. PURCHASES AND SALES OF INVESTMENTS.

INCOME FUND. Purchases and sales of securities, other than short-term securities, aggregated $439,952,000 and $490,470,000 respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser for the income fund and Fidelity California Municipal Money Market Fund, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of each fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is 0.25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fees were equivalent to annual rates of 0.38% of average net assets for the income fund and Fidelity California Municipal Money Market Fund.

As Spartan California Municipal Money Market Fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of 0.50% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

FMR also bears the cost of providing shareholder services to Spartan California Municipal Money Market Fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from shareholders which amounted to $10,000 for the period.

SUB-ADVISER FEE. As each funds' investment sub-adviser, FIMM, a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -

CONTINUED

TRANSFER AGENT AND ACCOUNTING FEES. Effective June 14, 1999 for the income fund and June 21, 1999 for Fidelity California Municipal Money Market Fund Citibank, N.A.(Citibank) replaced UMB Bank, n.a. as the custodian, transfer agent and shareholder servicing agent for the funds. Citibank has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

For the period, the transfer agent fees were equivalent to an annual rate of 0.08% and 0.15% of average net assets for the income fund and Fidelity California Municipal Money Market Fund, respectively.

MONEY MARKET INSURANCE. Pursuant to an Exemptive Order issued by the the SEC, the money market funds, along with other money market funds advised by FMR or its affiliates, have entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. Each fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. Fidelity California Municipal Money Market paid premiums of $57,785 for the calendar year 2000 to FIDFUNDS, which are being amortized over one year. FMR has borne the cost of Spartan California Municipal Money Market Fund's premium payable to FIDFUNDS.

5. EXPENSE REDUCTIONS.

Through arrangements with the income fund's and Fidelity California Municipal Money Market Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. For the period, the reductions under these arrangements are shown under the caption "Other Information" on each applicable fund's Statement of Operations.

In addition, through arrangements with Spartan California Municipal Money Market Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. For the period, the fund's expenses were reduced by $73,000 under these arrangements.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of Fidelity California Municipal Trust and Fidelity California Municipal Trust II and the Shareholders of Spartan
California Municipal Income fund, Spartan California Municipal Money Market Fund and Fidelity California Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan California Municipal Income Fund (a fund of Fidelity California Municipal Trust), Spartan California Municipal Money Market Fund and Fidelity California Municipal Money Market Fund (funds of Fidelity California Municipal Trust II) at February 29, 2000, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP
   PricewaterhouseCoopers LLP
   Boston, Massachusetts
   April 7, 2000

PROXY VOTING RESULTS

A special meeting of Spartan California Municipal Income Fund's shareholders was held on February 16, 2000. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.*

                 # OF      % OF
                 VOTES CAST VOTES CAST

RALPH F. COX
Affirmative    718,663,647.32   96.255

Withheld       27,957,812.52    3.745

TOTAL          746,621,459.84   100.000

PHYLLIS BURKE DAVIS
Affirmative    718,151,419.70   96.187

Withheld       28,470,040.14    3.813

TOTAL          746,621,459.84   100.000

ROBERT M. GATES
Affirmative    718,341,808.69   96.212

Withheld       28,279,651.15    3.788

TOTAL          746,621,459.84   100.000

EDWARD C. JOHNSON 3D
Affirmative    718,676,731.12   96.257

Withheld       27,944,728.72    3.743

TOTAL          746,621,459.84   100.000

DONALD J. KIRK
Affirmative    718,218,374.95   96.196

Withheld       28,403,084.89    3.804

TOTAL          746,621,459.84   100.000

NED C. LAUTENBACH
Affirmative    719,213,981.98   96.329

Withheld       27,407,477.86    3.671

TOTAL          746,621,459.84   100.000

                 # OF      % OF
                 VOTES CAST VOTES CAST

PETER S. LYNCH
Affirmative    718,576,105.73   96.244

Withheld       28,045,354.11    3.756

TOTAL          746,621,459.84   100.000

WILLIAM O. MCCOY
Affirmative    718,982,664.83   96.298

Withheld       27,638,795.01    3.702

TOTAL          746,621,459.84   100.000

GERALD C. MCDONOUGH
Affirmative    718,105,888.19   96.181

Withheld       28,515,571.65    3.819

TOTAL          746,621,459.84   100.000

MARVIN L. MANN
Affirmative    719,019,812.07   96.303

Withheld       27,601,647.77    3.697

TOTAL          746,621,459.84   100.000

ROBERT C. POZEN
Affirmative    718,247,295.76   96.200

Withheld       28,374,164.08    3.800

TOTAL          746,621,459.84   100.000

THOMAS R. WILLIAMS
Affirmative    718,075,056.95   96.177

Withheld       28,546,402.89    3.823

TOTAL          746,621,459.84   100.000

PROPOSAL 2

To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of the fund.

                 # OF      % OF
                 VOTES CAST VOTES CAST

Affirmative    709,546,794.24   95.034

Against        11,503,405.24    1.541

Abstain        25,571,260.36    3.425

TOTAL          746,621,459.84   100.000

PROPOSAL 3

To authorize the Trustees to adopt an amended and restated Declaration of Trust.*

                 # OF      % OF
                 VOTES CAST VOTES CAST

Affirmative    646,371,097.65   88.872

Against        35,727,883.82    4.913

Abstain        45,202,816.29    6.215

TOTAL          727,301,797.76   100.000

Not Voting     19,319,662.08

PROPOSAL 4

To approve an amended management contract for the fund.

                 # OF      % OF
                 VOTES CAST VOTES CAST
Affirmative    672,740,933.05   90.105

Against        25,362,488.04    3.397

Abstain        48,518,038.75    6.498

TOTAL          746,621,459.84   100.000

PROPOSAL 5

To eliminate the fund's fundamental 80% investment policy and adopt a comparable non-fundamental policy.

                 # OF      % OF
                 VOTES CAST VOTES CAST

Affirmative    614,789,699.72   84.530

Against        57,045,381.35    7.844

Abstain        55,466,716.69    7.626

TOTAL          727,301,797.76   100.000

Not Voting     19,319,662.08

PROPOSAL 6

To modify the fund's fundamental investment objective and eliminate certain fundamental investment policies of the fund.

                 # OF      % OF
                 VOTES CAST VOTES CAST

Affirmative    614,000,678.53   84.422

Against        56,029,401.12    7.703

Abstain        57,271,718.11    7.875

TOTAL          727,301,797.76   100.000

Not Voting     19,319,662.08

PROPOSAL 7

To eliminate the fund's fundamental 20% investment policy.

                 # OF      % OF
                 VOTES CAST VOTES CAST

Affirmative    605,700,344.04   83.280

Against        62,947,862.74    8.655

Abstain        58,653,590.98    8.065

TOTAL          727,301,797.76   100.000

Not Voting     19,319,662.08

* DENOTES TRUST-WIDE PROPOSALS AND VOTING RESULTS.

MANAGING YOUR INVESTMENTS

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)
FIDELITY AUTOMATED
SERVICE TELEPHONE (FAST SM)
1-800-544-5555

PRESS
1 For mutual fund and brokerage trading.
2 For quotes.*
3 For account balances and holdings.
4 To review orders and mutual fund activity.
5 To change your PIN.
*0 To speak to a Fidelity representative.

BY PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)
FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO VISIT FIDELITY

For directions and hours,
please call 1-800-544-9797.
ARIZONA
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251 University Avenue
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7676 Hazard Center Drive
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CONNECTICUT
48 West Putnam Avenue
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265 Church Street
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DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
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3445 Peachtree Road, N.E.
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1000 Abernathy Road
Atlanta, GA
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One North Franklin Street
Chicago, IL
1415 West 22nd Street
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1700 East Golf Road
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INDIANA
4729 East 82nd Street
Indianapolis, IN
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
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MASSACHUSETTS
470 Boylston Street
Boston, MA
155 Congress Street
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300 Granite Street
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44 Mall Road
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416 Belmont Street
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280 North Woodward Ave.
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29155 Northwestern Hwy.
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MINNESOTA
7600 France Avenue South
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700 West 47th Street
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8885 Ladue Road
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NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
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NEW YORK
1055 Franklin Avenue
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999 Walt Whitman Road
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1271 Avenue of the Americas
New York, NY
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NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
OHIO
600 Vine Street
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28699 Chagrin Boulevard
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16850 SW 72 Avenue
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Philadelphia, PA
439 Fifth Avenue
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TENNESSEE
6150 Poplar Road
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10000 Research Boulevard
Austin, TX
4017 Northwest Parkway
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1155 Dairy Ashford Street
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2701 Drexel Drive
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400 East Las Colinas Blvd.
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14100 San Pedro
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19740 IH 45 North
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UTAH
215 South State Street
Salt Lake City, UT
VIRGINIA
1861 International Drive
McLean, VA
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411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
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595 North Barker Road
Brookfield, WI

TO WRITE FIDELITY

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(LETTER_GRAPHIC)
MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(LETTER_GRAPHIC)
FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

OVERNIGHT EXPRESS

Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS

Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75039-5587

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(LETTER_GRAPHIC)
FOR RETIREMENT
ACCOUNTS
BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS

Fidelity Investments
Attn: Redemptions - CP6R

400 East Las Colinas Blvd.
Irving, TX 75039-5587

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500


INVESTMENT ADVISER
Fidelity Management & Research
Company
Boston, MA

INVESTMENT SUB-ADVISER
Fidelity Investments Money
Management, Inc. (FIMM)

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Boyce I. Greer, Vice President -
MONEY MARKET FUNDS
Dwight D. Churchill, Vice President -
INCOME FUND
Diane M. McLaughlin, Vice President -
MONEY MARKET FUNDS
Christine J. Thompson, Vice President -
INCOME FUND
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Maria F. Dwyer, Deputy Treasurer
Stanley N. Griffith, Assistant
Vice President
John H. Costello, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES

Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

* INDEPENDENT TRUSTEES

ADVISORY BOARD
Abigail P. Johnson
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Citibank, N.A.
New York, NY
  and
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
Citibank, N.A.
New York, NY

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions
 and Account Assistance 1-800-544-6666
Product Information 1-800-544-6666
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
 Telephone (FAST) SM  1-800-544-5555

 AUTOMATED LINE FOR QUICKEST SERVICE

(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com